UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Variable Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Series E (Total Return Bond Series)

Variable Annuity

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	0.84%
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of December 31, 2025), assuming a $10,000 initial investment.

	Series E (Total Return Bond Series)	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
12/31/16	$10,683	$10,265
12/31/17	$11,401	$10,628
12/31/18	$11,530	$10,629
12/31/19	$12,048	$11,556
12/31/20	$13,759	$12,424
12/31/21	$13,700	$12,232
12/31/22	$11,488	$10,641
12/31/23	$12,287	$11,229
12/31/24	$12,667	$11,369
12/31/25	$13,615	$12,199

Average Annual Total Returns⋄‡ as of December 31, 2025

Average Annual Total Returns	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	7.48%	-0.21%	3.13%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund’s performance over the last year?

Carry (earned income) was the largest contributor to both absolute and relative performance. Overweight duration positioning, especially in 5-to-10-year tenors where yields fell notably, enhanced relative returns. An overweight position in high-yield corporates, combined with positive security selection, contributed to relative performance as high-yield spreads tightened. Similarly, an overweight in Agency residential mortgage-backed securities also contributed to relative performance as spreads compressed. Overall, credit positioning added to absolute returns but detracted from relative returns, as structured credit spreads widened over the period.

⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

Guggenheim Investments

Series E (Total Return Bond Series) | Variable Annuity

Annual Shareholder Report | December 31, 2025

Fund Statistics as of December 31, 2025

  Net Assets$190,250,841
  Total Number of Portfolio Holdings689
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$473,546

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of December 31, 2025

AAA	17.7%
AA	35.5%
A	13.1%
BBB	11.6%
BB	3.7%
B	1.2%
CCC	0.8%
CC	0.4%
C	0.1%
NRFootnote Referencea	1.7%
Other Investments	14.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of December 31, 2025

Guggenheim Variable Insurance Strategy Fund III	14.0%
Uniform MBS 30 Year 3.00% due 2/1/2056	6.9%
Uniform MBS 30 Year 5.50% due 2/1/2056	3.1%
U.S. Treasury Inflation Indexed Bonds 2.13% due 1/15/2035	2.8%
Uniform MBS 30 Year 5.00% due 2/1/2056	2.2%
U.S. Treasury Inflation Indexed Bonds 1.63% due 10/15/2029	1.9%
Uniform MBS 30 Year 2.50% due 2/1/2056	1.9%
U.S. Treasury Notes 4.00% due 7/31/2032	1.8%
U.S. Treasury Bonds due 5/15/2051	1.8%
Ginnie Mae 5.00% due 2/20/2056	1.8%
Top 10 Total	38.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of December 31, 2025

Value	Value
Other	6.7%
Credit Default Swap Agreements Protection Purchased	-3.2%
Asset-Backed Securities	17.0%
Centrally Cleared Interest Rate Swap Agreements	18.7%
U.S. Government Securities	18.9%
Corporate Bonds	22.0%
Collateralized Mortgage Obligations	42.2%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

The fund's net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.84% for the year ended December 31, 2025, a decrease of 0.05% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on reverse repurchase agreements utilized during the reporting period.

Effective December 15, 2025, the fund's annual expense limit was contractually reduced to 0.77% from 0.81%.

Availability of Additional Information

For additional information, including the Fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

AR-C000027865-123125

Guggenheim Investments

Series F (Floating Rate Strategies Series)

Variable Annuity

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$115	1.13%
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of December 31, 2025), assuming a $10,000 initial investment.

	Series F (Floating Rate Strategies Series)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,856	$10,265	$10,988
12/31/17	$11,232	$10,628	$11,454
12/31/18	$11,142	$10,629	$11,585
12/31/19	$11,989	$11,556	$12,532
12/31/20	$11,990	$12,424	$12,881
12/31/21	$12,290	$12,232	$13,576
12/31/22	$12,185	$10,641	$13,432
12/31/23	$13,540	$11,229	$15,185
12/31/24	$14,465	$11,369	$16,559
12/31/25	$14,982	$12,199	$17,542

Average Annual Total Returns⋄‡ as of December 31, 2025

Average Annual Total Returns	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	3.57%	4.56%	4.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P UBS Leveraged Loan Index	5.96%	6.38%	5.78%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund’s performance over the last year?

Relative performance was impacted by defaults in several legacy names in the fund. This mostly showed up in negative credit selection in the consumer sector and in the markdown of equity received as part of a restructuring. Security selection in the basic materials sector, and also in single B and BB bank loans was positive and helped to offset. Absolute returns for the bank loans and for the fund were more in line with long term averages as base rates have come down and nominal spreads repriced lower. All-in yields declined by ~1.00% during 2025 alongside some modest spread tightening. The fund continues to be positioned up in quality and up in liquidity.

⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

Guggenheim Investments

Series F (Floating Rate Strategies Series) | Variable Annuity

Annual Shareholder Report | December 31, 2025

Fund Statistics as of December 31, 2025

  Net Assets$47,078,561
  Total Number of Portfolio Holdings270
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid$140,279

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of December 31, 2025

AAA	2.8%
BBB	12.5%
BB	34.2%
B	42.2%
CCC	2.4%
NRFootnote Referencea	5.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of December 31, 2025

Guggenheim Floating Rate Strategies Fund Class R6	4.7%
NRG Energy, Inc. 5.59% due 4/16/2031	1.5%
Grifols SA 5.92% due 11/15/2027	1.1%
Calpine Construction Finance Company, LP 5.47% due 7/31/2030	1.1%
AI Aqua Merger Sub, Inc. 6.86% due 7/31/2028	1.1%
Ascend Learning LLC 6.72% due 12/11/2028	1.1%
Burlington Coat Factory Warehouse Corp. 5.47% due 9/24/2031	1.1%
GIP Pilot Acquisition Partners, LP 5.94% due 10/4/2030	1.0%
Petsmart LLC 7.73% due 8/9/2032	1.0%
Boxer Parent Co, Inc. 6.82% due 7/30/2031	1.0%
Top 10 Total	14.7%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of December 31, 2025

Value	Value
Other	2.5%
Mutual Fund	4.7%
Senior Floating Rate Interests	91.4%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

Effective December 15, 2025, the fund's annual expense limit was contractually reduced to 1.11% from 1.15%.

Availability of Additional Information

For additional information, including the Fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

AR-C000125779-123125

Guggenheim Investments

Series P (High Yield Series)

Variable Annuity

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Series P (High Yield Series) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	1.04%
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of December 31, 2025), assuming a $10,000 initial investment.

	Series P (High Yield Series)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
12/31/15	$10,000	$10,000	$10,000
12/31/16	$11,752	$10,265	$11,713
12/31/17	$12,484	$10,628	$12,592
12/31/18	$11,970	$10,629	$12,330
12/31/19	$13,371	$11,556	$14,095
12/31/20	$13,992	$12,424	$15,098
12/31/21	$14,748	$12,232	$15,895
12/31/22	$13,318	$10,641	$14,116
12/31/23	$14,920	$11,229	$16,014
12/31/24	$16,058	$11,369	$17,326
12/31/25	$17,156	$12,199	$18,820

Average Annual Total Returns⋄‡ as of December 31, 2025

Average Annual Total Returns	One Year	Five Years	Ten Years
Series P (High Yield Series)	6.84%	4.16%	5.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund’s performance over the last year?

The high yield market benefitted from strong technicals as manageable net new supply was easily absorbed by strong inflows into high yield products. High yield returns were supported by lower rates and slightly tighter credit spreads over the course of the year. The primary contributor to fund performance was solid credit selection in the capital goods and technology sectors in which the fund avoided some underperformers. The primary detractor to relative returns was weaker performance by bank loans and a small allocation to reorganized equity positions.

⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

Guggenheim Investments

Series P (High Yield Series) | Variable Annuity

Annual Shareholder Report | December 31, 2025

Fund Statistics as of December 31, 2025

  Net Assets$28,105,113
  Total Number of Portfolio Holdings281
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$22,186

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of December 31, 2025

BBB	7.6%
BB	53.0%
B	30.0%
CCC	5.7%
NRFootnote Referencea	1.3%
Other Investments	2.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of December 31, 2025

TransDigm, Inc. 6.88% due 12/15/2030	1.0%
Enviri Corp. 5.75% due 7/31/2027	1.0%
CPI CG, Inc. 10.00% due 7/15/2029	1.0%
Great Lakes Dredge & Dock Corp. 5.25% due 6/1/2029	0.9%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 9/15/2032	0.9%
AMN Healthcare, Inc. 6.50% due 1/15/2031	0.9%
Jefferies Finance LLC / JFIN Co.-Issuer Corp. 5.00% due 8/15/2028	0.9%
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% due 6/1/2031	0.9%
ITT Holdings LLC 6.50% due 8/1/2029	0.8%
Nassau Companies of New York 7.88% due 7/15/2030	0.7%
Top 10 Total	9.0%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of December 31, 2025

Value	Value
Other	1.9%
Senior Floating Rate Interests	6.0%
Corporate Bonds	87.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

Effective December 15, 2025, the fund's annual expense limit was contractually reduced to 1.03% from 1.07%.

Availability of Additional Information

For additional information, including the Fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

AR-C000027854-123125

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $151,801 and $129,879 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(b)	Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 and $0 for fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(c)	Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance were $20,356 and $35,011 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1)	The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2)	None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $20,356 and $35,011 for 2025 and 2024, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual Financial Statements and Financial Highlights are attached herewith.

December 31, 2025
Guggenheim Variable Funds Trust Annual
Financial Report
GuggenheimInvestments.com
Series
Series E (Total Return Bond Series)
Series F (Floating Rate Strategies Series)
Series P (High Yield Series)
GVFT-ANN-1225x1226

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Guggenheim Funds Distributors, LLC.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 1
TABLE OF CONTENTS
ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES (ANNUAL FINANCIAL REPORT)

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES ...................................................................................................................................................... 88
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES ......................................... 89
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT COMPANIES ...................................................................................................................................................... 90
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT .......................... 91

2 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SCHEDULE OF INVESTMENTS
SEE NOTES TO FINANCIAL STATEMENTS.
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
a
A
A
SHARES VALUE
COMMON STOCKS - 0.0%
FINANCIAL - 0.0%
Pershing Square Tontine
Holdings, Ltd. — Class A*
,a,b
76,590 $ 8
COMMUNICATIONS - 0.0%
LuxCo 3 SARL
905 15,937
Total Common Stocks
(Cost $13,841) 15,945
PREFERRED STOCKS - 2.2%
FINANCIAL - 2.1%
Citigroup, Inc.
6.75% 300,000 305,379
6.88% 250,000 259,776
3.88% 200,000 199,303
6.63% 100,000 101,627
Wells Fargo & Co.
3.90% 500,000 498,445
6.85% 100,000 104,501
Goldman Sachs Group, Inc.
6.85% 250,000 259,979
3.80% 150,000 148,631
7.50% 100,000 105,856
Bank of New York Mellon Corp.
3.75% 400,000 394,062
5.95% 50,000 50,764
Bank of America Corp.
6.25% 325,000 330,104
4.38% 100,000 98,917
JPMorgan Chase & Co.
3.65% 250,000 248,591
6.50% 110,000 114,302
Charles Schwab Corp.
4.00% 200,000 186,717
Corebridge Financial, Inc.
6.88% 113,000 116,127
CNO Financial Group, Inc.
5.13% due 11/25/60 6,000 114,000
State Street Corp.
6.45% 100,000 103,603
American National Group, Inc.
7.38% 4,000 100,040
Kuvare US Holdings, Inc.
7.00% due 2/17/51
c
68,000 67,830
Selective Insurance Group, Inc.
4.60% 4,000 66,880
a
A
A
SHARES VALUE
PREFERRED STOCKS - 2.2% (continued)
FINANCIAL - 2.1% (continued)
First Republic Bank
4.25%* 16,525 $ 3
4.50%* 675 —
Total Financial 3,975,437
ENERGY - 0.1%
Venture Global LNG, Inc.
9.00%
c
150,000 118,460
UTILITIES - 0.0%
NextEra Energy Capital
Holdings, Inc.
6.50% due 6/1/85 2,100 53,172
Total Preferred Stocks
(Cost $4,637,871) 4,147,069
MUTUAL FUND - 14.0%
Guggenheim Variable
Insurance Strategy Fund III
d
1,071,550 26,595,868
Total Mutual Fund
(Cost $26,643,605) 26,595,868
MONEY MARKET FUNDS
e
- 1.3%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.64%
f
2,518,388 2,518,388
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.65%
f
10,426 10,426
Total Money Market Funds
(Cost $2,528,814) 2,528,814
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 684 4
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,a,b
23,402 2
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,a,b
8,510 1
Total Warrants
(Cost $1,584) 7
A
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.2%
GOVERNMENT AGENCY - 29.3%
Uniform MBS 30 Year
3.00% due 2/1/56
g
14,940,000 13,202,641
5.50% due 2/1/56
g
5,820,000 5,895,922
5.00% due 2/1/56
g
4,222,000 4,206,332
2.50% due 2/1/56
g
4,210,000 3,558,108

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 3
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.2% (continued)
GOVERNMENT AGENCY - 29.3% (continued)
4.50% due 2/1/41
g
2,217,963 $ 2,217,790
6.00% due 2/1/56
g
1,615,000 1,657,345
4.50% due 1/1/41
g
1,072,037 1,072,414
2.00% due 2/1/56
g
1,210,000 977,779
Fannie Mae
5.00% due 5/1/53 2,139,551 2,145,689
6.00% due 10/1/55 1,119,267 1,150,756
5.50% due 9/1/54 993,872 1,015,470
6.00% due 9/1/54 961,755 998,858
5.00% due 4/1/53 779,559 780,599
5.00% due 1/25/53 723,222 725,707
5.50% due 5/1/55 601,690 611,347
5.00% due 8/1/53 468,814 469,487
5.00% due 10/25/51 429,213 431,080
5.50% due 4/1/55 403,444 409,918
5.00% due 2/25/54 400,589 401,767
5.00% due 11/25/53 338,622 339,209
6.00% due 11/1/55 238,576 245,288
5.00% due 6/1/53 165,755 165,764
Freddie Mac
3.00% due 5/1/52 1,453,757 1,290,342
5.50% due 9/1/53
h
853,404 877,843
5.00% due 4/1/53 739,387 740,525
6.00% due 8/1/54 675,560 702,858
5.00% due 11/25/51 655,845 657,921
5.50% due 9/1/54 607,804 622,412
6.00% due 9/1/54 577,968 600,708
5.50% due 4/1/55 404,496 410,988
5.00% due 3/1/53 409,165 409,291
5.00% due 10/25/51 322,203 322,986
6.00% due 10/1/55 255,287 262,269
5.50% due 6/1/53 208,198 213,067
5.00% due 2/25/52 135,573 135,742
Ginnie Mae
5.00% due 2/20/56 3,453,370 3,441,161
5.50% due 2/20/56 1,650,000 1,664,710
Government National Mortgage
Association
5.25% due 3/20/52 338,824 342,998
5.00% due 1/20/55 194,655 194,573
Fannie Mae-Aces
1.49%, (WAC) due 3/25/35
◊,i
2,477,951 193,051
Total Government Agency 55,762,715
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 11.2%
OBX Trust
2025-NQM16, A3 5.21% due
8/25/65
c,j
478,646 478,036
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.2% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 11.2%
(continued)
2024-NQM11, A2 6.13% due
6/25/64
c,j
327,819 $ 330,825
2024-NQM3, A3 6.43% due
12/25/63
c,j
285,874 288,503
2024-NQM13, A2 5.37% due
6/25/64
c,j
166,782 166,993
2023-NQM1, A3 6.50% due
11/25/62
◊,c
155,099 154,561
2024-NQM2, A3 6.18% due
12/25/63
c,j
152,563 153,420
2024-NQM5, A2 6.29% due
1/25/64
c,j
140,269 141,437
2024-NQM6, A3 6.85% due
2/25/64
c,j
92,043 93,237
2024-NQM9, A3 6.44% due
1/25/64
c,j
65,744 66,414
2024-NQM8, A3 6.59% due
5/25/64
c,j
61,750 62,381
FIGRE Trust
2025-PF2, C 5.22%, (WAC) due
10/25/55
◊,c
621,846 620,642
2025-HE6, B 5.14%, (WAC) due
9/25/55
◊,c
341,481 340,110
2024-HE3, B 6.13%, (WAC) due
7/25/54
◊,c
277,434 282,355
2024-HE2, A 6.38%, (WAC) due
5/25/54
◊,c
199,756 205,001
2025-HE1, A 5.83%, (WAC) due
1/25/55
◊,c
160,999 163,596
2025-HE8, A 5.21%, (WAC) due
11/25/55
◊,c
146,496 146,472
2024-HE4, A 5.06%, (WAC) due
9/25/54
◊,c
73,147 73,577
2024-HE1, A 6.17%, (WAC) due
3/25/54
◊,c
64,427 65,818
NLT Trust
2025-NQM1, PT 7.47%, (WAC)
due 10/25/70
◊,c
1,271,392 1,340,407
NYMT Loan Trust
2025-INV2, A3 5.46% due
10/25/60
c,j
989,044 992,865
PRPM LLC
2025-7, A1 5.50% due 8/25/30
c
383,614 384,564
2025-8, A1 5.39% due
10/25/30
c,j
326,407 326,887
2025-6, A1 5.77% due 8/25/28
c,j
231,049 231,421
Morgan Stanley Residential
Mortgage Loan Trust
2025-SPL1, A2 4.25% due
2/25/65
c
441,784 428,823
2025-NQM9, A2 5.22% due
9/25/70
c,j
294,166 294,624
GCAT Trust
2023-NQM3, A1 6.89% due
8/25/68
c,j
292,257 295,165
2025-NQM4, A2 5.73% due
6/25/70
c,j
231,986 234,427
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,c
181,779 185,371

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
4 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.2% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 11.2%
(continued)
Angel Oak Mortgage Trust
2024-2, A3 6.25% due 1/25/69
c,j
353,563 $ 355,933
2025-12, A3 5.34% due
12/25/70
c,j
198,332 198,774
2023-1, A3 4.75% due 9/26/67
c,j
147,425 146,786
JP Morgan Mortgage Trust
2021-12, A6 2.50%, (WAC) due
2/25/52
◊,c
505,453 477,308
2021-13, A6 2.50%, (WAC) due
4/25/52
◊,c
217,443 204,869
RCKT Mortgage Trust
2025-CES8, A1B 5.25%, (WAC)
due 8/25/55
◊,c
472,269 474,742
2024-CES4, A1A 6.15% due
6/25/44
c,j
133,436 135,021
CSMC Trust
2021-RPL9, A1 3.87%, (WAC)
due 2/25/61
◊,c
326,066 324,835
2021-RPL4, A1 4.15%, (WAC)
due 12/27/60
◊,c
284,696 283,597
Legacy Mortgage Asset Trust
2021-GS3, A1 5.75% due
7/25/61
c
299,348 299,366
2021-GS5, A1 6.25% due
7/25/67
c
283,310 283,537
JP Morgan Mortgage Acquisition
Trust
2006-WMC4, A3 4.09% (1
Month Term SOFR + 0.35%,
Rate Floor: 0.24%) due
12/25/36
◊
1,091,522 571,911
Ameriquest Mortgage Securities
Trust
2006-M3, A2C 4.01% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 10/25/36
◊
1,926,896 567,468
Towd Point Mortgage Trust
2025-FIX1, A2 5.16% due
9/25/65
c,j
300,000 299,402
2025-CES4, A2 5.46% due
10/25/65
c,j
250,000 250,930
Starwood Mortgage Residential
Trust
2020-1, A2 2.41%, (WAC) due
2/25/50
◊,c
531,692 512,601
Easy Street Mortgage Loan
Trust
2025-RTL2, A1 5.61% due
10/25/40
c,j
500,000 505,132
HOMES Trust
2025-AFC3, A3 5.34% due
8/25/60
c,j
480,632 479,856
LHOME Mortgage Trust
2025-RTL3, A1 5.24% due
8/25/40
c,j
250,000 250,724
2024-RTL5, A1 5.32% due
9/25/39
c,j
200,000 200,376
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.2% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 11.2%
(continued)
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,c
413,952 $ 421,701
Securitized Asset Backed
Receivables LLC Trust
2007-BR2, A1 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 2/25/37
◊,c
462,405 406,692
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
c,j
400,000 400,490
Home Equity Loan Trust
2007-FRE1, 1AV1 4.04% (1
Month Term SOFR + 0.30%,
Rate Floor: 0.19%) due
4/25/37
◊
364,078 348,088
Master Asset-Backed Securities
Trust
2006-WMC4, A5 4.15% (1
Month Term SOFR + 0.41%,
Rate Floor: 0.30%) due
10/25/36
◊
1,048,383 339,839
BRAVO Residential Funding
Trust
2023-NQM2, A3 4.50% due
5/25/62
c,j
190,853 189,596
2024-NQM1, A3 6.40% due
12/1/63
c,j
142,913 143,839
First Franklin Mortgage Loan
Trust
2006-FF16, 2A4 4.27% (1
Month Term SOFR + 0.53%,
Rate Floor: 0.42%) due
12/25/36
◊
778,109 314,523
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
c
310,375 310,375
New Residential Mortgage Loan
Trust
2024-NQM2, A3 5.42% due
9/25/64
c
208,362 209,267
2025-NQM3, A1 5.53%, (WAC)
due 5/25/65
◊,c
85,486 86,419
HarborView Mortgage Loan
Trust
2006-14, 2A1A 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 1/25/47
◊
267,230 253,872
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, A1 5.32% due
10/25/40
c,j
250,000 250,025
American Home Mortgage
Investment Trust
2007-1, GIOP 2.08% due
5/25/47
i
1,557,117 241,255

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 5
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.2% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 11.2%
(continued)
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, A1A 5.70% (30
Day Average SOFR + 1.75%,
Rate Floor: 0.00%) due
6/25/55
◊,c
133,147 $ 133,359
2023-FIG4, A 6.72%, (WAC)
due 11/25/53
◊,c
97,040 100,593
EFMT
2025-CES4, A1 5.43% due
6/25/60
c,j
224,694 226,553
NovaStar Mortgage Funding
Trust
2007-2, A1A 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 9/25/37
◊
211,263 209,046
Cross Mortgage Trust
2025-H6, A2 5.54% due
7/25/70
c,j
189,663 190,993
Vista Point Securitization Trust
2024-CES3, A1 5.68% due
1/25/55
c,j
160,490 161,298
CAFL Issuer, LP
2025-RRTL2, A1 5.18% due
11/28/40
c,j
150,000 150,416
Provident Funding Mortgage
Trust
2025-4, A4 5.50%, (WAC) due
9/25/55
◊,c
143,355 144,106
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 2A 4.87% (1 Year
CMT Rate  + 0.84%) due
11/25/46
◊
165,413 144,037
Imperial Fund Mortgage Trust
2022-NQM2, A3 4.20%, (WAC)
due 3/25/67
◊,c
144,687 137,104
Mill City Securities Ltd.
2024-RS2, A1 3.00% due
8/1/69
c,j
138,611 131,336
ACHM Trust
2025-HE3, A 5.20%, (WAC) due
11/25/55
◊,c
100,000 100,042
Sequoia Mortgage Trust
2024-5, A5 6.00%, (WAC) due
6/25/54
◊,c
61,234 61,632
LSTAR Securities Investment
Ltd.
2024-1, A 7.12% (30 Day
Average SOFR + 4.10%, Rate
Floor: 3.10%) due 1/1/29
◊,c
43,890 43,793
Morgan Stanley Re-REMIC Trust
2010-R5, 4B 2.86% due
6/26/36
a,c
20,994 21,600
Total Residential Mortgage-Backed Securities 21,242,989
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.2% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,c
350,000 $ 350,218
2024-VLT4, C 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 6/15/41
◊,c
150,000 149,721
2024-VLT4, B 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 6/15/41
◊,c
100,000 99,876
BX Commercial Mortgage Trust
2022-LP2, D 5.71% (1 Month
Term SOFR + 1.96%, Rate
Floor: 1.96%) due 2/15/39
◊,c
350,000 349,563
2024-AIRC, B 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 8/15/41
◊,c
187,239 188,167
RWC Commercial Mortgage
Trust
2025-1, AS 5.26% due 6/25/40
c
200,000 200,247
GS Mortgage Securities Trust
2020-GC45, XA 0.61%, (WAC)
due 2/13/53
◊,i
9,248,000 185,923
Life Mortgage Trust
2021-BMR, F 6.21% (1 Month
Term SOFR + 2.46%, Rate
Floor: 2.35%) due 3/15/38
◊,c
175,000 170,533
Citigroup Commercial Mortgage
Trust
2016-GC37, XA 1.48%, (WAC)
due 4/10/49
◊,i
1,195,524 12
Wells Fargo Commercial
Mortgage Trust
2016-NXS5, XA 1.19%, (WAC)
due 1/15/59
◊,i
1,129,212 11
Total Commercial Mortgage-Backed Securities 1,694,271
MILITARY HOUSING - 0.8%
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, A 6.11% due
8/10/52
a,c
887,922 865,425
Freddie Mac Military Housing
Bonds
2015-R1, B1 4.49%, (WAC) due
11/25/55
c
869,386 748,308
Total Military Housing 1,613,733
Total Collateralized Mortgage Obligations
(Cost $80,404,404) 80,313,708
CORPORATE BONDS - 22.0%
FINANCIAL - 11.2%
Pershing Square Holdings Ltd.
3.25% due 10/1/31
c
1,000,000 898,550
BPCE S.A.
7.00% due 10/19/34
c,k
250,000 278,358
5.39% due 5/28/31
c,k
250,000 256,618

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
6 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
FINANCIAL - 11.2% (continued)
GLP Capital, LP / GLP Financing
II, Inc.
4.00% due 1/15/31 280,000 $ 268,191
5.30% due 1/15/29 250,000 254,351
Nippon Life Insurance Co.
2.75% due 1/21/51
c,k
350,000 315,303
2.90% due 9/16/51
c,k
200,000 179,260
Wilton RE Ltd.
6.00%
c,k,l
497,000 492,328
Macquarie Bank Ltd.
5.64% due 8/13/36
c,k
275,000 278,730
3.62% due 6/3/30
c
200,000 191,317
Fairfax Financial Holdings Ltd.
3.38% due 3/3/31 250,000 235,984
5.63% due 8/16/32 100,000 104,321
5.75% due 5/20/35 100,000 103,746
Host Hotels & Resorts, LP
3.50% due 9/15/30 395,000 376,696
2.90% due 12/15/31 50,000 45,286
Brookfield Finance, Inc.
3.50% due 3/30/51 280,000 194,387
5.68% due 1/15/35 100,000 103,415
5.33% due 1/15/36 75,000 75,107
4.70% due 9/20/47 50,000 43,265
Fort Moore Family Communities
LLC
6.09% due 1/15/51
c
446,394 404,323
FS KKR Capital Corp.
2.63% due 1/15/27 213,000 207,121
3.25% due 7/15/27 200,000 193,047
Safehold GL Holdings LLC
2.80% due 6/15/31 160,000 147,053
2.85% due 1/15/32 151,000 136,015
6.10% due 4/1/34 87,000 92,199
5.65% due 1/15/35 23,000 23,613
Liberty Mutual Group, Inc.
4.30% due 2/1/61
c
554,000 368,118
Maple Grove Funding Trust I
4.16% due 8/15/51
c
500,000 351,073
First American Financial Corp.
4.00% due 5/15/30 360,000 348,077
LPL Holdings, Inc.
4.00% due 3/15/29
c
174,000 171,093
6.00% due 5/20/34 160,000 168,254
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 3/1/31
c
350,000 332,358
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
FINANCIAL - 11.2% (continued)
Morgan Stanley
6.63% due 11/1/34
k
153,000 $ 171,080
5.94% due 2/7/39
k
150,000 157,645
CoStar Group, Inc.
2.80% due 7/15/30
c
358,000 328,137
Meiji Yasuda Life Insurance Co.
6.10% due 6/11/55
c,k
300,000 311,238
American National Global
Funding
5.25% due 6/3/30
c
300,000 304,828
United Wholesale Mortgage LLC
5.50% due 4/15/29
c
300,000 297,850
Nationwide Mutual Insurance
Co.
4.35% due 4/30/50
c
370,000 289,657
UBS Group AG
2.10% due 2/11/32
c,k
300,000 265,900
TPG Operating Group II, LP
5.88% due 3/5/34 194,000 202,576
5.38% due 1/15/36 61,000 60,801
Citadel Securities Global
Holdings LLC
6.20% due 6/18/35
c
250,000 263,161
Credit Agricole S.A.
5.22% due 5/27/31
c,k
250,000 256,654
Global Atlantic Fin Co.
7.25% due 3/1/56
c,k
255,000 256,195
MidCap Funding XLVI Trust
6.28% due 4/15/28
a
250,000 250,000
AmFam Holdings, Inc.
2.81% due 3/11/31
c
200,000 175,667
3.83% due 3/11/51
c
100,000 67,157
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
c
250,000 240,692
Capital One Financial Corp.
6.38% due 6/8/34
k
150,000 162,140
5.20% due 9/11/36
k
75,000 74,622
Insured Lending 1 Ltd.
6.50% due 2/4/32
a,c
EUR 200,000 235,020
Societe Generale S.A.
2.89% due 6/9/32
c,k
250,000 226,257
Macquarie Group Ltd.
2.87% due 1/14/33
c,k
250,000 226,097
OneMain Finance Corp.
7.13% due 3/15/26 122,000 122,899
6.75% due 9/15/33 100,000 101,263

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 7
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
FINANCIAL - 11.2% (continued)
Stewart Information Services
Corp.
3.60% due 11/15/31 250,000 $ 221,028
American National Group, Inc.
6.00% due 7/15/35 141,000 142,978
7.00% due 12/1/55
k
75,000 75,081
Westpac Banking Corp.
3.02% due 11/18/36
k
150,000 135,415
3.13% due 11/18/41 73,000 55,222
2.67% due 11/15/35
k
27,000 24,450
Equitable Holdings, Inc.
6.70% due 3/28/55
k
202,000 210,636
Lloyds Banking Group plc
5.59% due 11/26/35
k
200,000 209,015
Allianz SE
6.55%
c,k,l
200,000 207,608
Nationwide Building Society
5.54% due 7/14/36
c,k
200,000 206,550
EQT AB
5.85% due 5/8/35
c
200,000 205,026
Sumitomo Life Insurance Co.
5.88% due 9/10/55
c,k
200,000 202,003
Encore Capital Group, Inc.
6.63% due 4/15/31
c
200,000 200,999
BO GPS IV Capital Call Facility
D
5.38% due 10/30/32
a
200,000 200,743
Santander UK Group Holdings
plc
5.14% due 9/22/36
k
200,000 199,475
Avilease Capital Ltd.
4.75% due 11/12/30
c
200,000 198,363
Carlyle Group, Inc.
5.05% due 9/19/35 200,000 197,171
Hunt Companies, Inc.
5.25% due 4/15/29
c
200,000 195,232
Trustage Financial Group, Inc.
4.63% due 4/15/32
c
200,000 192,800
Blue Owl Capital GP Stakes V
A-2 B
7.21% due 8/22/43
a
175,350 184,956
Farmers Insurance Exchange
7.00% due 10/15/64
c,k
180,000 184,684
Blue Owl Capital GP Stakes V
A-2 A
7.21% due 8/22/43
a
174,650 184,217
Blue Owl IV SR SEC A
5.94% due 8/22/45
a
182,000 184,032
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
FINANCIAL - 11.2% (continued)
Americo Life, Inc.
3.45% due 4/15/31
c
200,000 $ 180,880
CNO Financial Group, Inc.
6.45% due 6/15/34 170,000 179,850
Lazard Group LLC
5.63% due 8/1/35 175,000 179,248
Dyal Capital Partners III (A), LP
6.55% due 6/15/44
a
168,000 174,186
Blue Owl IV SR SEC B
5.94% due 8/22/45
a
168,000 169,876
Jane Street Group / JSG
Finance, Inc.
7.13% due 4/30/31
c
160,000 168,123
Jefferies Financial Group, Inc.
6.20% due 4/14/34 133,000 140,368
6.25% due 1/15/36 17,000 18,012
MetLife, Inc.
6.35% due 3/15/55
k
150,000 158,183
Reinsurance Group of America,
Inc.
5.75% due 9/15/34 100,000 104,288
6.65% due 9/15/55
k
50,000 51,665
Belrose Funding Trust II
6.79% due 5/15/55
c
150,000 155,751
Ascot Group Ltd.
6.35% due 6/15/35
c,k
150,000 155,288
Beacon Funding Trust
6.27% due 8/15/54
c
150,000 152,284
Pacific Beacon LLC
5.51% due 7/15/36
c
150,000 148,794
GA Global Funding Trust
4.50% due 9/18/30
c
150,000 148,208
Dyal Capital Partners III (B), LP
6.55% due 6/15/44
a
132,000 136,849
Ares Finance Co. II LLC
3.25% due 6/15/30
c
141,000 133,675
KKR Group Finance Co. VIII
LLC
3.50% due 8/25/50
c
190,000 133,587
PartnerRe Finance B LLC
4.50% due 10/1/50
k
140,000 131,632
Prudential Financial, Inc.
3.70% due 10/1/50
k
130,000 120,918
RGA Global Funding
5.00% due 8/25/32
c
120,000 120,909
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
c
151,000 115,381

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
8 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
FINANCIAL - 11.2% (continued)
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 6/15/31
c
100,000 $ 104,748
Enstar Group Ltd.
7.50% due 4/1/45
c,k
100,000 104,642
Fortitude Group Holdings LLC
6.25% due 4/1/30
c
100,000 104,159
Henneman Trust
6.58% due 5/15/55
c
100,000 104,123
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/1/32
c
100,000 101,623
UWM Holdings LLC
6.25% due 3/15/31
c
100,000 99,841
Aretec Group, Inc.
10.00% due 8/15/30
c
90,000 97,123
Nassau Companies of New York
7.88% due 7/15/30
c
90,000 85,906
Apollo Management Holdings,
LP
2.65% due 6/5/30
c
90,000 83,492
Assured Guaranty US Holdings,
Inc.
3.60% due 9/15/51 100,000 70,527
Globe Life, Inc.
5.85% due 9/15/34 65,000 68,251
Penn Mutual Life Insurance Co.
3.80% due 4/29/61
c
100,000 66,244
Rocket Companies, Inc.
6.38% due 8/1/33
c
50,000 52,131
Mutual of Omaha Insurance Co.
6.14% due 1/16/64
c,k
50,000 51,878
Symetra Life Insurance Co.
6.55% due 10/1/55
c
50,000 51,691
Western And Southern Life
Insurance Co.
3.75% due 4/28/61
c
68,000 46,225
Cushman & Wakefield US
Borrower LLC
6.75% due 5/15/28
c
35,000 35,186
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 4/15/50 50,000 34,437
Total Financial 21,242,959
ENERGY - 2.8%
BP Capital Markets plc
4.88%
k,l
436,000 433,748
6.13%
k,l
75,000 77,341
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
ENERGY - 2.8% (continued)
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 9/15/34 250,000 $ 257,807
5.60% due 1/15/36 200,000 202,313
MPLX, LP
5.95% due 4/1/55 150,000 144,680
5.40% due 9/15/35 125,000 125,930
6.20% due 9/15/55 125,000 123,937
5.65% due 3/1/53 50,000 46,367
ONEOK, Inc.
6.25% due 10/15/55 275,000 275,580
5.65% due 9/1/34 100,000 103,340
7.15% due 1/15/51 50,000 54,899
Greensaif Pipelines Bidco SARL
6.13% due 2/23/38
c
200,000 212,226
6.10% due 8/23/42
c
200,000 208,209
Targa Resources Corp.
5.50% due 2/15/35 300,000 307,305
6.50% due 3/30/34 63,000 68,757
Venture Global LNG, Inc.
9.50% due 2/1/29
c
200,000 207,295
9.88% due 2/1/32
c
100,000 103,307
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 9/30/40
c
328,000 267,904
ITT Holdings LLC
6.50% due 8/1/29
c
248,000 237,994
Cheniere Energy Partners, LP
5.75% due 8/15/34 150,000 156,618
5.55% due 10/30/35
c
50,000 51,119
Sunoco, LP
7.25% due 5/1/32
c
100,000 105,734
4.63% due 5/1/30
c
100,000 97,148
Venture Global Calcasieu Pass
LLC
4.13% due 8/15/31
c
200,000 181,995
Gulfstream Natural Gas System
LLC
5.60% due 7/23/35
c
175,000 179,360
Viper Energy Partners LLC
5.70% due 8/1/35 175,000 178,593
HF Sinclair Corp.
5.50% due 9/1/32 175,000 177,375
Occidental Petroleum Corp.
5.38% due 1/1/32 150,000 153,600
Energy Transfer, LP
5.95% due 5/15/54 100,000 94,765
7.38% due 2/1/31
c
50,000 51,948

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 9
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
ENERGY - 2.8% (continued)
Midwest Connector Capital Co.
LLC
4.63% due 4/1/29
c
110,000 $ 110,137
Whistler Pipeline LLC
5.95% due 9/30/34
c
100,000 103,407
NuStar Logistics, LP
5.63% due 4/28/27 100,000 101,082
Phillips 66 Co.
6.20% due 3/15/56
k
75,000 74,693
Venture Global Plaquemines
LNG LLC
6.50% due 6/15/34
c
25,000 25,545
Total Energy 5,302,058
UTILITIES - 1.3%
QTS Corp.
5.42% due 8/21/32
a
825,000 828,204
NRG Energy, Inc.
2.45% due 12/2/27
c
200,000 193,274
7.00% due 3/15/33
c
100,000 110,539
Dominion Energy, Inc.
6.20% due 2/15/56
k
200,000 200,136
AES Corp.
3.95% due 7/15/30
c
170,000 165,926
CMS Energy Corp.
6.50% due 6/1/55
k
140,000 143,958
American Electric Power Co.,
Inc.
C, 5.80% due 3/15/56
k
70,000 69,493
D, 6.05% due 3/15/56
k
70,000 68,777
Brooklyn Union Gas Co.
6.39% due 9/15/33
c
100,000 107,697
Spire, Inc.
6.25% due 6/1/56
k
100,000 99,503
PacifiCorp
7.38% due 9/15/55
k
90,000 91,732
NiSource, Inc.
5.75% due 7/15/56
k
75,000 75,486
WEC Energy Group, Inc.
5.63% due 5/15/56
k
75,000 75,472
NextEra Energy Capital
Holdings, Inc.
6.38% due 8/15/55
k
67,000 69,161
Sierra Pacific Power Co.
6.20% due 12/15/55
k
50,000 49,553
Southern Co.
3.75% due 9/15/51
k
29,000 28,589
Total Utilities 2,377,500
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
COMMUNICATIONS - 1.3%
British Telecommunications plc
4.88% due 11/23/81
c,k
350,000 $ 338,128
TELUS Corp.
7.00% due 10/15/55
k
75,000 78,073
6.63% due 10/15/55
k
75,000 76,533
6.38% due 6/9/56
k
75,000 75,124
6.63% due 6/9/56
k
75,000 74,927
Paramount Global
4.90% due 8/15/44 132,000 94,728
5.25% due 4/1/44 116,000 87,565
5.90% due 10/15/40 72,000 62,440
Vodafone Group plc
4.13% due 6/4/81
k
250,000 233,426
NTT Finance Corp.
5.50% due 7/16/35
c
200,000 207,088
Vmed O2 UK Financing I plc
6.75% due 1/15/33
c
200,000 198,207
Rogers Communications, Inc.
4.55% due 3/15/52 159,000 126,528
7.13% due 4/15/55
k
50,000 52,650
Sirius XM Radio LLC
4.13% due 7/1/30
c
180,000 171,192
Bell Telephone Co. of Canada or
Bell Canada
7.00% due 9/15/55
k
150,000 157,625
Altice France S.A.
6.50% due 4/15/32
c
154,020 147,656
CSC Holdings LLC
4.13% due 12/1/30
c
200,000 122,641
Verizon Communications, Inc.
5.75% due 11/30/45 100,000 99,286
Cox Communications, Inc.
2.95% due 10/1/50
c
101,000 56,198
5.80% due 12/15/53
c
50,000 42,643
McGraw-Hill Education, Inc.
5.75% due 8/1/28
c
16,000 16,083
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 6/1/52 17,000 10,972
Total Communications 2,529,713
TECHNOLOGY - 1.2%
AP Grange Holdings LLC
6.50% due 3/20/45
a
900,000 951,750
5.00% due 3/20/45
a
200,000 208,000

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
10 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
TECHNOLOGY - 1.2% (continued)
Oracle Corp.
5.20% due 9/26/35 175,000 $ 167,664
5.95% due 9/26/55 125,000 110,752
4.80% due 9/26/32 75,000 72,407
5.88% due 9/26/45 50,000 45,156
6.10% due 9/26/65 25,000 22,050
Foundry JV Holdco LLC
6.20% due 1/25/37
c
200,000 210,160
5.88% due 1/25/34
c
200,000 205,389
Qorvo, Inc.
3.38% due 4/1/31
c
100,000 92,515
Atlassian Corp.
5.50% due 5/15/34 70,000 72,437
AP Grange Holdings LLC
Deferral
6.50% due 3/20/45
a
58,587 58,587
Total Technology 2,216,867
CONSUMER, CYCLICAL - 1.2%
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
c
250,000 252,254
Hyatt Hotels Corp.
5.40% due 12/15/35 250,000 250,516
Warnermedia Holdings, Inc.
4.28% due 3/15/32 233,000 204,532
5.14% due 3/15/52 28,000 18,448
Flutter Treasury DAC
6.38% due 4/29/29
c
200,000 206,461
LG Energy Solution Ltd.
5.50% due 7/2/34
c
200,000 202,868
Brightstar Lottery plc/ Brightstar
Global Solutions Corp.
5.75% due 1/15/33
c
200,000 198,567
Hasbro, Inc.
6.05% due 5/14/34 150,000 159,120
Polaris, Inc.
5.60% due 3/1/31 150,000 151,566
United Airlines, Inc.
4.38% due 4/15/26
c
150,000 149,813
Air Canada
3.88% due 8/15/26
c
150,000 149,285
AZ Battery Property LLC
6.73% due 2/20/46
a
100,000 98,804
Whirlpool Corp.
4.50% due 6/1/46 100,000 75,087
4.60% due 5/15/50 10,000 7,351
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
CONSUMER, CYCLICAL - 1.2% (continued)
British Airways Class A Pass
Through Trust
2021-1, A, 2.90% due 3/15/35
c
79,866 $ 72,993
Total Consumer, Cyclical 2,197,665
CONSUMER, NON-CYCLICAL - 1.2%
Smithfield Foods, Inc.
2.63% due 9/13/31
c
300,000 265,506
3.00% due 10/15/30
c
100,000 92,008
Global Payments, Inc.
5.20% due 11/15/32 150,000 150,070
4.88% due 11/15/30 75,000 75,084
5.55% due 11/15/35 75,000 74,545
Altria Group, Inc.
3.70% due 2/4/51 350,000 247,328
4.45% due 5/6/50 50,000 40,078
IQVIA, Inc.
5.00% due 5/15/27
c
200,000 199,945
CVS Health Corp.
6.75% due 12/10/54
k
150,000 156,655
6.20% due 9/15/55 25,000 25,384
Triton Container International
Ltd.
3.15% due 6/15/31
c
200,000 180,193
JBS USA Holding Lux SARL/
JBS USA Food Company/ JBS
Lux Co SARL
3.00% due 5/15/32 200,000 179,531
Becle SAB de CV
2.50% due 10/14/31
c
200,000 174,564
GXO Logistics, Inc.
6.50% due 5/6/34 100,000 108,025
Triton Container International
Ltd. / TAL International
Container Corp.
3.25% due 3/15/32 100,000 90,887
JBS USA Holding Lux SARL/
JBS USA Food Co./ JBS Lux
Co. SARL
4.38% due 2/2/52 100,000 77,733
JBS USA Holding Lux SARL
/ JBS USA Foods Group
Holdings, Inc. / JBS USA Food
Co.
5.50% due 1/15/36
c
75,000 76,212
Central Garden & Pet Co.
4.13% due 4/30/31
c
42,000 39,620
Total Consumer, Non-cyclical 2,253,368
INDUSTRIAL - 0.9%
Stadco LA LLC
3.75% due 5/15/56
a
500,000 349,474

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 11
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
INDUSTRIAL - 0.9% (continued)
Vontier Corp.
2.95% due 4/1/31 340,000 $ 311,901
TD SYNNEX Corp.
2.65% due 8/9/31 210,000 188,838
5.30% due 10/10/35 100,000 99,022
Flowserve Corp.
2.80% due 1/15/32 147,000 131,461
3.50% due 10/1/30 82,000 78,183
Weir Group plc
2.20% due 5/13/26
c
200,000 198,184
Graphic Packaging International
LLC
6.38% due 7/15/32
c
190,000 193,548
GXO Logistics, Inc.
6.25% due 5/6/29 100,000 105,314
FedEx Corp.
4.10% due 2/1/45 75,000 59,167
Berry Global, Inc.
1.57% due 1/15/26 50,000 49,950
Norfolk Southern Corp.
4.10% due 5/15/21 50,000 34,587
Total Industrial 1,799,629
TRANSPORTATION - 0.4%
Aitx Finco LLC
5.38% due 10/23/30
a
200,000 199,817
5.67% due 10/23/32
a
200,000 199,437
Terminal Investment Limited
Holding
5.63% due 7/9/32
a
200,000 202,633
Stolthaven Houston, Inc.
5.98% due 7/17/34
a
196,000 199,309
Total Transportation 801,196
BASIC MATERIALS - 0.4%
Alumina Pty Ltd.
6.13% due 3/15/30
c
200,000 206,581
Perimeter Holdings LLC
6.25% due 1/15/34
c,g
190,000 188,752
Novelis Corp.
6.38% due 8/15/33
c
125,000 126,721
Dow Chemical Co.
6.90% due 5/15/53 110,000 112,807
Arsenal AIC Parent LLC
8.00% due 10/1/30
c
100,000 106,116
Minerals Technologies, Inc.
5.00% due 7/1/28
c
90,000 89,100
Total Basic Materials 830,077
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 22.0% (continued)
REAL ESTATE - 0.1%
Harmoni Towers LLC
5.22% due 10/30/30
a
200,000 $ 200,279
Total Corporate Bonds
(Cost $43,128,729) 41,751,311
U.S. GOVERNMENT SECURITIES - 18.9%
U.S. Treasury Bonds
due 5/15/51
m,n
12,350,000 3,468,250
4.38% due 11/15/39 2,500,000 2,466,309
1.88% due 2/15/41
g
2,820,000 1,970,034
1.75% due 8/15/41
g
2,400,000 1,619,344
2.00% due 11/15/41
g
1,930,000 1,347,004
due 5/15/44
m,n
2,720,000 1,105,848
due 2/15/46
m,n
1,990,000 716,270
due 11/15/55
g,m,n
2,000,000 463,551
4.75% due 8/15/55 300,000 294,938
due 11/15/44
i,m
500,000 192,518
U.S. Treasury Inflation Indexed
Bonds
2.13% due 1/15/35 5,189,652 5,281,268
1.63% due 10/15/29 3,621,765 3,657,286
1.88% due 7/15/35 2,332,269 2,326,024
1.25% due 4/15/28 1,085,530 1,081,093
2.38% due 2/15/55 742,946 704,754
U.S. Treasury Notes
4.00% due 7/31/32 3,500,000 3,518,320
4.13% due 5/31/32 3,250,000 3,292,656
4.13% due 11/30/31 750,000 761,279
4.25% due 5/15/35 720,000 725,963
4.00% due 3/31/30 660,000 668,405
4.25% due 8/15/35 275,000 276,977
Total U.S. Government Securities
(Cost $36,519,906) 35,938,091
ASSET-BACKED SECURITIES - 17.0%
COLLATERALIZED LOAN OBLIGATIONS - 7.0%
BXMT Ltd.
2020-FL2, AS 5.25% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 2/15/38
◊,c
1,000,000 990,082
Cerberus Loan Funding XLIV
LLC
2023-5A, A 6.25% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 1/15/36
◊,c
700,000 701,587
2023-5A, B 7.10% (3 Month
Term SOFR + 3.20%, Rate
Floor: 3.20%) due 1/15/36
◊,c
250,000 251,110

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
12 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 17.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.0% (continued)
Dryden 37 Senior Loan Fund
2015-37A, BR 5.57% (3 Month
Term SOFR + 1.66%, Rate
Floor: 1.40%) due 1/15/31
◊,c
367,868 $ 368,420
2015-37A, CR 7.42% (3 Month
Term SOFR + 3.51%, Rate
Floor: 3.25%) due 1/15/31
◊,c
333,333 334,576
2015-37A, SUB due 1/15/31
c,o
298,799 700
KREF Ltd.
2021-FL2, C 5.85% (1 Month
Term SOFR + 2.11%, Rate
Floor: 2.00%) due 2/15/39
◊,c
500,000 497,807
2021-FL2, AS 5.15% (1 Month
Term SOFR + 1.41%, Rate
Floor: 1.30%) due 2/15/39
◊,c
150,000 147,111
Ares Direct Lending CLO 6 LLC
2025-2A, B 5.55% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 10/16/37
◊,c
400,000 400,325
2025-2A, A1 5.20% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 10/16/37
◊,c
200,000 200,163
Golub Capital Partners CLO
69M
2023-69A, BR 5.57% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,c
300,000 300,160
2023-69A, CR 5.92% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 11/9/38
◊,c
300,000 299,059
KKR CLO 16 Ltd.
16, A2R3 5.45% (3 Month Term
SOFR + 1.60%, Rate Floor:
1.60%) due 10/20/34
◊,c
500,000 502,232
Cerberus Loan Funding 50 LLC
2025-1A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/37
◊,c
500,000 500,680
Cerberus Loan Funding XL LLC
2023-1A, A 6.30% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 3/22/35
◊,c
500,000 500,014
CIFC Funding Ltd.
2015-4A, BR3 due 1/17/39
c,g
500,000 500,000
Golub Capital Partners CLO
54M L.P
2021-54A, CR 6.35% (3 Month
Term SOFR + 2.45%, Rate
Floor: 2.45%) due 8/5/37
◊,c
500,000 498,943
LoanCore Issuer Ltd.
2021-CRE6, C 6.16% (1 Month
Term SOFR + 2.41%, Rate
Floor: 2.30%) due 11/15/38
◊,c
500,000 496,667
TRTX Issuer Ltd.
2025-FL6, A 5.27% (1 Month
Term SOFR + 1.54%, Rate
Floor: 1.54%) due 9/18/42
◊,c
300,000 300,703
2025-FL7, B 6.03% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 6/18/43
◊,c
150,000 149,999
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 17.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.0% (continued)
Eldridge CLO Ltd.
2025-1A, B 5.57% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/20/38
◊,c
250,000 $ 250,453
2025-2A, C 5.50% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/39
◊,c,g
200,000 200,000
BDS LLC
2025-FL15, B 5.63% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 3/19/43
◊,c
300,000 300,370
2025-FL16, B 5.85% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/19/43
◊,c
100,000 99,999
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,c
366,634 366,742
Cerberus Loan Funding XLVII
LLC
2024-3A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/36
◊,c
300,000 300,402
OWL Rock CLO XXII LLC
2025-22A, A 5.42% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 10/20/37
◊,c
300,000 300,257
Fortress Credit BSL XV Ltd.
2022-2A, BR 5.88% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 10/18/33
◊,c
300,000 300,165
Ares Direct Lending CLO 1 LLC
2024-1A, B 6.06% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 4/25/36
◊,c
250,000 250,465
Owl Rock CLO III Ltd.
2020-3A, AR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 4/20/36
◊,c
250,000 250,380
Owl Rock CLO XVII LLC
2024-17A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/36
◊,c
250,000 250,322
Cerberus Loan Funding 53 LLC
2025-4A, C 5.68% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 1/15/38
◊,c
250,000 249,994
BRSP Ltd.
2024-FL2, A 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 8/19/37
◊,c
250,000 249,851
LoanCore Issuer LLC
2025-CRE9, AS 5.43% (1
Month Term SOFR + 1.70%,
Rate Floor: 1.70%) due
8/18/42
◊,c
150,000 149,807

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 13
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 17.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.0% (continued)
2025-CRE8, AS 5.33% (1
Month Term SOFR + 1.59%,
Rate Floor: 1.59%) due
8/17/42
◊,c
100,000 $ 99,319
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,c
233,098 233,060
BSPRT Issuer LLC
2025-FL12, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/17/43
◊,c
100,000 100,222
2025-FL12, AS 5.38% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 1/17/43
◊,c
100,000 99,897
Ares Direct Lending CLO 8 LLC
2025-4A, B 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/20/39
◊,c
200,000 199,981
Golub Capital Partners CLO
2025-83A, B 5.54% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,c
100,000 100,049
2025-83A, C 5.89% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 11/9/38
◊,c
100,000 99,677
Ares Direct Lending CLO 7 LLC
2025-3A, B 5.58% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/38
◊,c
150,000 150,133
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A, C 5.96% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,c
150,000 149,583
BSPDF Issuer LLC
2025-FL2, AS 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 12/15/42
◊,c
100,000 100,244
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,c
100,000 100,180
STWD LLC
2025-FL4, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 11/19/42
◊,c
100,000 99,953
Ares Direct Lending CLO 2 LLC
2024-2A, C 6.23% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 10/20/36
◊,c
100,000 99,765
FS Rialto Issuer LLC
2025-FL10, AS 5.32% (1 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 8/19/42
◊,c
100,000 98,618
PFP Ltd.
2024-11, AS 5.97% (1 Month
Term SOFR + 2.19%, Rate
Floor: 2.19%) due 9/17/39
◊,c
94,513 94,511
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 17.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.0% (continued)
Copper River CLO Ltd.
2006-1A, due 1/20/21
o,p
600,000 $ 60
Total Collateralized Loan Obligations 13,284,797
TRANSPORT-AIRCRAFT - 2.0%
AASET Trust
2025-3A, A 5.24% due 2/16/50
c
398,205 398,710
2024-1A, A1 6.26% due
5/16/49
c
229,232 235,367
2021-1A, A 2.95% due 11/16/41
c
205,035 197,395
Slam Ltd.
2021-1A, A 2.43% due 6/15/46
c
537,525 513,058
2024-1A, A 5.34% due 9/15/49
c
183,943 186,286
Castlelake Aircraft Structured
Trust
2025-3A, A 5.09% due 11/15/50
c
298,019 298,841
2025-1A, A 5.78% due 2/15/50
c
233,660 237,423
2021-1A, A 3.47% due 1/15/46
c
29,966 29,711
Navigator Aviation Ltd.
2025-1, A 5.11% due 10/15/50
c
247,503 245,055
2024-1, A 5.40% due 8/15/49
c
226,190 227,096
Navigator Aircraft ABS Ltd.
2021-1, A 2.77% due 11/15/46
c
334,560 319,546
Lunar Structured Aircraft
Portfolio Notes
2021-1, A 2.64% due 10/15/46
c
327,441 312,381
JOL Air Ltd.
2019-1, A 3.97% due 4/15/44
c
253,297 252,085
WAVE LLC
2019-1, A 3.60% due 9/15/44
c
221,967 217,991
Sprite Ltd.
2021-1, A 3.75% due 11/15/46
c
76,501 74,833
Total Transport-Aircraft 3,745,778
INFRASTRUCTURE - 1.8%
Switch ABS Issuer LLC
2024-2A, A2 5.44% due
6/25/54
c
300,000 300,876
2025-1A, A2 5.04% due
3/25/55
c
200,000 196,600
2024-1A, A2 6.28% due
3/25/54
c
100,000 100,992
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
c
500,000 503,400
Stack Infrastructure Issuer LLC
2023-1A, A2 5.90% due
3/25/48
c
500,000 501,188
Vantage Data Centers LLC
2025-1A, A2 5.13% due
8/15/55
c
450,000 444,760

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
14 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 17.0% (continued)
INFRASTRUCTURE - 1.8% (continued)
Hotwire Funding LLC
2021-1, A2 2.31% due 11/20/51
c
250,000 $ 244,857
2024-1A, A2 5.89% due
6/20/54
c
150,000 152,555
VB-S1 Issuer LLC - VBTEL
2022-1A, D 4.29% due 2/15/52
c
250,000 246,378
Aligned Data Centers Issuer LLC
2021-1A, A2 1.94% due
8/15/46
c
250,000 245,521
ALLO Issuer LLC
2024-1A, A2 5.94% due
7/20/54
c
150,000 152,263
SBA Tower Trust
4.83% due 10/15/29
c
150,000 150,935
QTS Issuer ABS II LLC
2025-1A, A2 5.04% due
10/5/55
c
150,000 148,676
Total Infrastructure 3,389,001
FINANCIAL - 1.6%
Station Place Securitization
Trust
2024-SP2, A1 5.46% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/12/26
◊,a,c
325,000 325,000
2025-SP2, A1 4.88% (1 Month
Term SOFR + 1.15%, Rate
Floor: 1.15%) due 9/25/26
◊,a,c
200,000 200,000
Project Onyx II
6.27% due 6/15/30
a
433,285 433,238
KKR Core Holding Co. LLC
4.00% due 8/12/31
a
456,434 426,882
Lightning A
5.50% due 3/1/37
a
400,000 379,045
Thunderbird A
5.50% due 3/1/37
a
400,000 379,045
LVNV Funding LLC
7.80% due 11/5/28
a
250,000 262,407
6.84% due 6/12/29
a
100,000 102,718
Ceamer Finance LLC
6.79% due 11/15/39
a
179,333 184,888
6.17% due 12/15/40
a
150,000 150,000
HV Structured Solutions IV
6.22% due 9/15/30
a
189,149 187,836
Nassau LLC
2019-1, 3.98% due 8/15/34
p
59,561 53,577
Total Financial 3,084,636
WHOLE BUSINESS - 1.6%
SERVPRO Master Issuer LLC
2021-1A, A2 2.39% due
4/25/51
c
477,500 451,515
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 17.0% (continued)
WHOLE BUSINESS - 1.6% (continued)
2025-1A, A2 5.53% due
10/25/55
c
250,000 $ 248,804
2024-1A, A2 6.17% due
1/25/54
c
98,250 101,414
Arbys Funding LLC
2020-1A, A2 3.24% due
7/30/50
c
758,000 738,275
Subway Funding LLC
2024-3A, A23 5.91% due
7/30/54
c
247,500 245,391
2024-1A, A2II 6.27% due
7/30/54
c
198,000 202,165
2024-1A, A23 6.51% due
7/30/54
c
148,500 153,469
Taco Bell Funding LLC
2025-1A, A2II 5.05% due
8/25/55
c
150,000 149,432
2025-1A, A2I 4.82% due
8/25/55
c
150,000 149,159
ServiceMaster Funding LLC
2020-1, A2II 3.34% due
1/30/51
c
234,476 209,436
Five Guys Holdings, Inc.
2023-1A, A2 7.55% due
1/26/54
c
148,500 152,729
DB Master Finance LLC
2025-1A, A2II 5.17% due
8/20/55
c
100,000 100,105
Wendy's Funding LLC
2025-1A, A2I 5.42% due
12/15/55
c
100,000 99,704
Total Whole Business 3,001,598
NET LEASE - 1.3%
Store Master Funding I-VII
2016-1A, A1 3.96% due
10/20/46
c
808,931 802,848
CARS-DB5, LP
2021-1A, A4 2.76% due
8/15/51
c
492,604 419,753
CF Hippolyta Issuer LLC
2022-1A, A2 6.11% due
8/15/62
c
241,400 234,330
2020-1, B1 2.28% due 7/15/60
c
224,863 140,196
CMFT Net Lease Master Issuer
LLC
2021-1, A6 3.44% due 7/20/51
c
400,000 342,149
SVC ABS LLC
2023-1A, A 5.15% due 2/20/53
c
345,042 340,967
CARS-DB4, LP
2020-1A, A6 3.81% due
2/15/50
c
244,323 231,528
Total Net Lease 2,511,771

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 15
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 17.0% (continued)
SINGLE FAMILY RESIDENCE - 0.6%
FirstKey Homes Trust
2021-SFR1, B 1.79% due
8/17/38
c
600,000 $ 589,617
Tricon Residential Trust
2023-SFR2, C 5.00% due
12/17/40
c
250,000 249,497
2024-SFR3, C 5.25% due
8/17/41
c
200,000 199,546
2024-SFR2, B 5.70% due
6/17/40
c
100,000 101,504
Invitation Homes Trust
2024-SFR1, B 4.00% due
9/17/41
c
100,000 97,387
Total Single Family Residence 1,237,551
COLLATERALIZED DEBT OBLIGATIONS - 0.4%
Anchorage Credit Funding 4 Ltd.
2016-4A, AR 2.72% due
4/27/39
c
750,000 713,518
TRANSPORT-CONTAINER - 0.3%
Textainer Marine Containers
VII Ltd.
2021-3A, A 1.94% due 8/20/46
c
198,000 177,520
2020-1A, A 2.73% due 8/21/45
c
99,086 96,011
CLI Funding VIII LLC
2021-1A, A 1.64% due 2/18/46
c
237,726 221,293
TIF Funding III LLC
2024-1A, A 5.48% due 4/20/49
c
86,875 87,202
Total Transport-Container 582,026
INSURANCE - 0.3%
Obra Longevity
8.48% due 6/30/39
a
450,000 477,642
UNSECURED CONSUMER LOANS - 0.1%
Service Experts Issuer LLC
2024-1A, A 6.39% due 11/20/35
c
103,904 106,475
2025-1A, A 5.38% due 1/20/37
c
92,940 92,924
Total Unsecured Consumer Loans 199,399
Total Asset-Backed Securities
(Cost $32,648,931) 32,227,717
SENIOR FLOATING RATE INTERESTS - 3.3%
FINANCIAL - 1.3%
Harbourvest Partners, LP
5.92% (3 Month Term SOFR +
2.25%) due 4/18/30
◊
500,000 500,000
Higginbotham Insurance Agency,
Inc.
8.22% (1 Month Term SOFR +
4.50%) due 6/11/31
◊,a
408,768 406,518
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 3.3% (continued)
FINANCIAL - 1.3% (continued)
Corpay Technologies Operating
Co. LLC
5.47% (1 Month Term SOFR +
1.75%) due 10/2/32
◊
250,000 $ 250,053
Franklin Square Holdings, LP
5.97% (1 Month Term SOFR +
2.25%) due 4/25/31
◊
249,367 241,886
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
220,832 219,628
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
196,030 196,986
Hightower Holding LLC
6.65% (3 Month Term SOFR +
2.75%) due 2/3/32
◊
153,851 153,948
CPI Holdco B LLC
5.72% (1 Month Term SOFR +
2.00%) due 5/17/31
◊
148,125 148,393
Asurion LLC
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
148,125 148,055
Eisner Advisory Group
7.72% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 2/28/31
◊
98,014 98,566
Aretec Group, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/9/30
◊
75,000 75,235
Total Financial 2,439,268
CONSUMER, CYCLICAL - 1.2%
Peer Holding III BV
5.92% (3 Month Term SOFR +
2.25%) due 9/25/32
◊
450,000 450,374
Bombardier Recreational
Products, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 1/22/31
◊
349,125 350,103
Allwyn Entertainment Financing
US LLC
5.91% (3 Month Term SOFR +
2.00%) due 3/29/32
◊,g
250,000 245,000
Hni Corp.
5.77% (1 Month Term SOFR +
2.00%) due 11/20/32
◊
200,000 200,500
Live Nation Entertainment, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 10/19/32
◊
200,000 200,000
Scientific Games Corp.
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/4/29
◊,g
199,495 195,730
Petsmart LLC
7.73% (1 Month Term SOFR +
4.00%) due 8/9/32
◊
190,000 188,991

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
16 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 3.3% (continued)
CONSUMER, CYCLICAL - 1.2% (continued)
MB2 Dental Solutions LLC
9.22% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 2/13/31
◊,a
151,995 $ 151,516
5.25% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 2/13/31
◊,a
24,209 24,032
9.22% (1 Month Term SOFR +
5.50%, Rate Floor: 1.00%)
due 2/13 /31
◊,a
1,800 1,636
ABG Intermediate Holdings 2
LLC
5.97% (1 Month Term SOFR +
2.25%) due 12/21/28
◊
172,813 172,921
Pacific Bells LLC
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 11/13/28
◊
88,205 88,463
Total Consumer, Cyclical 2,269,266
INDUSTRIAL - 0.4%
Blackfin Pipeline LLC
6.75% (1 Month Term SOFR +
3.00%) due 9/29/32
◊
200,000 200,166
Emerld Borrower, LP
6.12% (6 Month Term SOFR +
2.25%) due 8/4/31
◊
98,754 98,899
6.07% (3 Month Term SOFR +
2.25%) due 5/31/30
◊
98,008 98,199
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
149,611 150,874
Capstone Acquisition Holdings,
Inc.
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/12/29
◊,a
136,545 135,960
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,a
12,076 12,024
Total Industrial 696,122
TECHNOLOGY - 0.2%
Ascend Learning LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
189,523 189,963
Datix Bidco, Ltd.
8.97% (6 Month GBP SONIA +
5.00%) due 4/30/31
◊,a
GBP 71,200 95,956
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 4/30/31
◊,a
20,000 20,000
Total Technology 305,919
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 3.3% (continued)
CONSUMER, NON-CYCLICAL - 0.1%
Boost Newco Borrower LLC
5.67% (3 Month Term SOFR +
2.00%) due 1/31/31
◊
247,505 $ 247,661
COMMUNICATIONS - 0.1%
Blue Finco SARL
6.92% (3 Month Term SOFR +
3.25%) due 7/12/32
◊
199,000 199,995
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR +
3.25%) due 3/29/32
◊
30,000 30,067
Total Communications 230,062
CONSUMER DISCRETIONARY - 0.0%
Awayday LLC
8.92% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 5/1/32
◊,a
13,854 13,720
ENERGY - 0.0%
Liquid Tech Solutions Holdings
LLC
7.24% (3 Month Term SOFR +
3.50%) due 10/3/32
◊
90,712 90,939
Total Senior Floating Rate Interests
(Cost $6,275,743) 6,292,957
FEDERAL AGENCY BONDS - 0.9%
Tennessee Valley Authority
4.25% due 9/15/65 1,000,000 822,263
5.38% due 4/1/56 750,000 758,250
5.25% due 2/1/55 50,000 49,695
Tennessee Valley Authority
Principal Strips
due 1/15/48
m,n
500,000 155,168
Total Federal Agency Bonds
(Cost $2,603,745) 1,785,376
MUNICIPAL BONDS - 0.2%
ILLINOIS - 0.2%
State of Illinois
General Obligation Unlimited
5.65% due 12/1/38 288,889 301,143
Total Municipal Bonds
(Cost $293,132) 301,143
FOREIGN GOVERNMENT DEBT - 0.1%
Eagle Funding Luxco SARL
5.50% due 8/17/30
c
250,000 254,648
Total Foreign Government Debt
(Cost $249,412) 254,648

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 17
SEE NOTES TO FINANCIAL STATEMENTS.
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
LISTED OPTIONS PURCHASED - 0.0%
Call Options Purchased:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 97.50 82 $ 28,187
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 97.50 115 20,125
Total Listed Options Purchased
(Cost $88,878) 48,312
OTC OPTIONS PURCHASED - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $756,000) USD 756,000 621
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring May 2026
with strike price of $ 123.50
(Notional Value $173,000) USD 173,000 453
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $74,000) USD 74,000 61
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $1,782,778) EUR 1,517,000 18
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $2,789,925) EUR 2,374,000 17
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $1,594,746) EUR 1,357,000 7
Goldman Sachs & Co. LLC
Foreign Exchange EUR/
USD Expiring January 2026
with strike price of EUR 1.12
(Notional Value $789,734) EUR 672,000 5
Total OTC Options Purchased
(Cost $72,175) 1,182
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
q
- 0.0%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September 2031
with exercise rate of 3.35%
(Notional Value $1,370,000) USD 1,370,000 $ 12,188
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35%
(Notional Value $1,370,000) USD 1,370,000 12,054
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35%
(Notional Value $1,370,000) USD 1,370,000 12,054
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35%
(Notional Value $1,370,000) USD 1,370,000 12,053
Total OTC Interest Rate Swaptions Purchased
(Cost $53,677) 48,349
Total Investments - 122.1%
(Cost $236,164,447)
$ 232,250,497
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 98.00 115 (11,500)
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 98.00 82 (14,862)
Total Interest Rate Options (26,362)
Total Listed Options Written
(Premium received $44,464) (26,362)
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.94% (Notional
Value $837,500) USD 837,500 (135)

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
18 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.94% (Notional
Value $837,500) USD 837,500 $ (135)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.93% (Notional
Value $837,500) USD 837,500 (146)
Barclays Bank plc 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.93%
(Notional Value $837,500) USD 837,500 (151)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.89% (Notional
Value $837,500) USD 837,500 (186)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.86%
(Notional Value $837,500) USD 837,500 (186)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.85%
(Notional Value $837,500) USD 837,500 (198)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.85% (Notional
Value $837,500) USD 837,500 (200)
Barclays Bank plc 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.93%
(Notional Value $837,500) USD 837,500 (221)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.94% (Notional
Value $837,500) USD 837,500 (222)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.94% (Notional
Value $837,500) USD 837,500 (222)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.93% (Notional
Value $837,500) USD 837,500 (226)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.89% (Notional
Value $837,500) USD 837,500 $ (228)
Barclays Bank plc 1-Year/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71%
(Notional Value $837,500) USD 837,500 (1,189)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.71% (Notional
Value $837,500) USD 837,500 (1,189)
Barclays Bank plc 1-Year/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71%
(Notional Value $837,500) USD 837,500 (1,327)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.71% (Notional
Value $837,500) USD 837,500 (1,328)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.64% (Notional
Value $1,172,500) USD 1,172,500 (1,959)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% (Notional
Value $1,172,500) USD 1,172,500 (1,959)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 3.69% (Notional
Value $1,340,000) USD 1,340,000 (1,984)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69%
(Notional Value $1,340,000) USD 1,340,000 (1,984)
Total Interest Rate Swaptions (15,375)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.85% (Notional
Value $837,500) USD 837,500 (102)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.85%
(Notional Value $837,500) USD 837,500 (103)

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 19
SEE NOTES TO FINANCIAL STATEMENTS.
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.86%
(Notional Value $837,500) USD 837,500 $ (107)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 2.64% (Notional
Value $1,172,500) USD 1,172,500 (1,559)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.64%
(Notional Value $1,172,500) USD 1,172,500 (1,559)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.69% (Notional
Value $1,340,000) USD 1,340,000 (1,965)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69%
(Notional Value $1,340,000) USD 1,340,000 (1,965)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85%
(Notional Value $1,370,000) USD 1,370,000 $ (4,199)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85%
(Notional Value $1,370,000) USD 1,370,000 (4,199)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85%
(Notional Value $1,370,000) USD 1,370,000 (4,199)
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September 2031
with exercise rate of 2.85%
(Notional Value $1,370,000) USD 1,370,000 (4,243)
Total Interest Rate Swaptions (24,200)
Total OTC Interest Rate Swaptions Written
(Premium received $105,554) (39,575)
Other Assets & Liabilities, net - (22.1)% (41,933,719)
Total Net Assets - 100% $ 190,250,841
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Special Purpose Acquisition Company (SPAC).
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $71,761,376 (cost $72,676,017), or 37.7% of total net assets.
d
Affiliated issuer.
e
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f
Rate indicated is the 7-day yield as of December 31, 2025.
g
Security is unsettled at period end and may not have a stated effective rate.
h
All or a portion of this security is pledged as interest rate swap collateral at December 31, 2025.
i
Security is an interest-only strip.
j
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
k
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
l
Perpetual maturity.
m
Zero coupon rate security.
n
Security is a principal-only strip.
o
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
p
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $53,637
(cost $761,561), or 0.0% of total net assets - See Note 10 .
q
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
CMT — Constant Maturity Treasury

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
20 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
See Sector Classification in Other Information section.
EUR — Euro
GBP — British Pound
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
BofA Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
$ 3,700,000
$ (84,809) $ (80,074) $ (4,735)
BofA Securities,
Inc. ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
1,850,000
(143,437) (136,513) (6,924)
$ (228,246) $ (216,587) $ (11,659)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 250,000
$ (38,672) $ (30,081) $ (8,591)
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
250,000
(24,040) (12,592) (11,448)
$ (62,712) $ (42,673) $ (20,039)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 4.27% Annual 06/27/27 $ 4,500,000 $ 60,383 $ 153 $ 60,230
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 4.21% Annual 07/11/27 4,000,000 51,081 157 50,924
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.66% Annual 10/18/27 5,300,000 27,437 187 27,250
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.76% Annual 02/06/29 3,550,000 24,800 26,085 (1,285)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.48% Annual 09/03/32 750,000 (6,511) (1,243) (5,268)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annual 09/23/31 4,190,000 (9,528) (3,153) (6,375)

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 21
SEE NOTES TO FINANCIAL STATEMENTS.
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.40% Annual 04/04/28 $ 8,250,000 $ (40,476) $ 21,187 $ (61,663)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 2.78% Annual 07/18/27 5,000,000 (75,290) 39 (75,329)
$ 31,896 $ 43,412 $ (11,516)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Nomura Securities International, Inc. EUR Sell 166,000 195,443 USD 1/15/26 $ 240
The Toronto-Dominion Bank GBP Buy 3,000 4,011 USD 1/15/26 32
Barclays Bank plc EUR Buy 28,000 32,962 USD 1/20/26 (29)
Morgan Stanley Capital Services LLC EUR Sell 28,000 32,742 USD 1/20/26 (191)
J.P. Morgan Securities LLC GBP Sell 74,000 99,300 USD 1/15/26 (427)
$ (375)
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/31 3.35%
$ 1,370,000
$ 12,188
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
1,370,000
12,054
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
1,370,000
12,054
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
1,370,000
12,053
$ 48,349
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/31 2.85% $ 837,500 $ (102)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/26 2.85% 837,500 (103)

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
22 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.86% 02/13/26 2.86% $ 837,500 $ (107)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 1,172,500 (1,559)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/31 2.64% 1,172,500 (1,559)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/28 2.69% 1,340,000 (1,965)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 1,340,000 (1,965)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 1,370,000 (4,199)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 1,370,000 (4,199)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 1,370,000 (4,199)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/31 2.85% 1,370,000 (4,243)
$ (24,200)
Put
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/26 3.94% 837,500 (135)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/31 3.94% 837,500 (135)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 837,500 (146)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 837,500 (151)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.86%
02/13/26 3.86% 837,500 (186)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.89%
02/20/31 2.89% 837,500 (186)

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 23
SEE NOTES TO FINANCIAL STATEMENTS.
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/26 3.85% $ 837,500 $ (198)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/31 3.85% 837,500 (200)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 837,500 (221)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/31 2.94% 837,500 (222)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/26 2.94% 837,500 (222)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 837,500 (226)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.89%
02/20/31 3.89% 837,500 (228)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/28 3.71% 837,500 (1,189)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 837,500 (1,189)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/26 2.71% 837,500 (1,327)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/28 2.71% 837,500 (1,328)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 1,172,500 (1,959)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/28 3.64% 1,172,500 (1,959)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/31 3.69% 1,340,000 (1,984)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 1,340,000 (1,984)
$ (15,375)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
24 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ — $ 15,937 $ 8 $ 15,945
Preferred Stocks 334,095 3,812,974 — 4,147,069
Mutual Fund 26,595,868 — — 26,595,868
Money Market Funds 2,528,814 — — 2,528,814
Warrants 4 — 3 7
Collateralized Mortgage Obligations — 79,426,683 887,025 80,313,708
Corporate Bonds — 36,535,138 5,216,173 41,751,311
U.S. Government Securities — 35,938,091 — 35,938,091
Asset-Backed Securities — 28,719,016 3,508,701 32,227,717
Senior Floating Rate Interests — 5,431,595 861,362 6,292,957
Federal Agency Bonds — 1,785,376 — 1,785,376
Municipal Bonds — 301,143 — 301,143
Foreign Government Debt — 254,648 — 254,648
Interest Rate Swap Agreements
a
— 138,404 — 138,404
Options Purchased — 49,494 — 49,494
Interest Rate Swaptions Purchased — 48,349 — 48,349
Forward Foreign Currency Exchange Contracts
a
— 272 — 272
Unfunded loan commitments ( Note 9 )
a
— — 2,640 2,640
Total Assets $ 29,458,781 $ 192,457,120 $ 10,475,912 $ 232,391,813
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 647 $ — $ 647
Options Written — 26,362 — 26,362
Credit Default Swap Agreements
a
— 31,698 — 31,698
Interest Rate Swaptions Written — 39,575 — 39,575
Interest Rate Swap Agreements
a
— 149,920 — 149,920
Unfunded loan commitments ( Note 9 )
a
— — 92 92
Total Liabilities $ — $ 248,202 $ 92 $ 248,294
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 1,550,097 Yield Analysis Yield 6.0%-6.9% 6.3%
Asset-Backed Securities 1,283,604
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 525,000 Third Party Pricing Broker Quote — —

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 25
SEE NOTES TO FINANCIAL STATEMENTS.
Significant changes in a quote, or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended December 31, 2025, the Fund had securities with a total value of
$21,600 transfer into Level 3 from Level 2 due to a lack of observable inputs and and did not have any securities to transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2025:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Asset-Backed Securities $ 150,000 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 865,425
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 21,600 Third Party Pricing Vendor Price — —
Common Stocks 8 Model Price Liquidation Value — —
Corporate Bonds 3,163,342
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 1,994,244 Third Party Pricing Broker Quote — —
Corporate Bonds 58,587 Third Party Pricing Trade Price — —
Senior Floating Rate Interests 861,362 Model Price Purchase Price — —
Unfunded loan commitments 2,640 Model Price Purchase Price — —
Warrants 3 Model Price Liquidation Value — —
Total Assets $ 10,475,912
Liabilities:
Unfunded loan commitments $ 92 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
26 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
Assets Liabilities
Asset-Backed
Securities
Corporate
Bonds
Senior
Floating
Rate
Interests Warrants
Common
Stocks
Collateralized
Mortgage
Obligations
Unfunded
Loan
Commitments
Total
Assets
Unfunded
Loan
Commitments
Beginning
Balance
$ 3,214,279 $ 2,423,951 $ 820,124 $ 3 $ 8 $ 792,946 $ 3,041 $ 7,254,352 $ —
Purchases/
(Receipts) 1,092,408 2,726,594 52,623 — — — 6,427 3,878,052 (92)
(Sales,
maturities
and
paydowns)/
Fundings (851,033) (30,972) (19,792) — — (17,107) (9,218) (928,122) —
Amortization
of premiums/
discounts — — 498 — — — — 498 —
Total realized
gains (losses)
included in
earnings — — (34) — — — — (34) —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings 53,047 96,600 7,944 — — 89,586 2,390 249,567 —
Transfers into
Level 3 — — — — — 21,600 — 21,600 —
Ending
Balance $ 3,508,701 $ 5,216,173 $ 861,363 $ 3 $ 8 $ 887,025 $ 2,640 $ 10,475,913 $ (92)
Net change
in unrealized
appreciation
(depreciation)
for
investments
in Level 3
securities
still held at
December
31, 2025 $ 49,245 $ 96,600 $ 7,944 $ — $ — $ 89,586 $ 2,256 $ 245,631 $ —

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 27
SEE NOTES TO FINANCIAL STATEMENTS.
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2025-12 A3 5.34% due 12/25/2070 6.34% 11/01/29
Angel Oak Mortgage Trust 2023-1 A3 4.75% due 9/26/2067 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-2 A3 6.25% due 1/25/2069 7.25% 01/01/28
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
BRAVO Residential Funding Trust 2023-NQM2 A3 4.50% due 5/25/2062 5.50% 02/01/27
BRAVO Residential Funding Trust 2024-NQM1 A3 6.40% due 12/1/2063 7.40% 01/01/28
CAFL Issuer, LP 2025-RRTL2 A1 5.18% due 11/28/2040 6.03% 06/28/28
Cross Mortgage Trust 2025-H6 A2 5.54% due 7/25/2070 6.54% 07/01/29
Easy Street Mortgage Loan Trust 2025-RTL2 A1 5.61% due 10/25/2040 7.50% 12/25/27
EFMT 2025-CES4 A1 5.43% due 6/25/2060 6.43% 07/01/29
GCAT Trust 2023-NQM3 A1 6.89% due 8/25/2068 7.89% 09/01/27
GCAT Trust 2025-NQM4 A2 5.73% due 6/25/2070 6.73% 07/01/29
HOMES Trust 2025-AFC3 A3 5.34% due 8/25/2060 6.34% 09/01/29
LHOME Mortgage Trust 2024-RTL5 A1 5.32% due 9/25/2039 6.32% 03/25/27
LHOME Mortgage Trust 2025-RTL3 A1 5.24% due 8/25/2040 6.24% 02/25/28
Mill City Securities Ltd. 2024-RS2 A1 3.00% due 8/1/2069 6.00% 12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9 A2 5.22% due 9/25/2070 6.22% 11/01/29
NYMT Loan Trust 2025-INV2 A3 5.46% due 10/25/2060 6.46% 09/01/29
OBX Trust 2024-NQM2 A3 6.18% due 12/25/2063 7.18% 01/01/28
OBX Trust 2024-NQM3 A3 6.43% due 12/25/2063 7.43% 02/01/28
OBX Trust 2024-NQM8 A3 6.59% due 5/25/2064 7.59% 05/01/28
OBX Trust 2024-NQM9 A3 6.44% due 1/25/2064 7.66% 06/01/28
OBX Trust 2024-NQM11 A2 6.13% due 6/25/2064 7.08% 07/01/28
OBX Trust 2024-NQM5 A2 6.29% due 1/25/2064 7.29% 03/01/28
OBX Trust 2025-NQM16 A3 5.21% due 8/25/2065 6.21% 09/01/29
OBX Trust 2024-NQM6 A3 6.85% due 2/25/2064 7.85% 01/01/28
OBX Trust 2024-NQM13 A2 5.37% due 6/25/2064 6.37% 08/01/28
PRPM LLC 2025-8 A1 5.39% due 10/25/2030 8.39% 10/01/28
PRPM LLC 2025-6 A1 5.77% due 8/25/2028 8.77% 08/01/28
RCKT Mortgage Trust 2024-CES4 A1A 6.15% due 6/25/2044 7.15% 05/01/28
Saluds Grade Alternative Mortgage Trust 2025-RRTL1 A1 5.32% due 10/25/2040 6.32% 03/01/28
Towd Point Mortgage Trust 2025-CES4 A2 5.46% due 10/25/2065 6.46% 10/01/29
Towd Point Mortgage Trust 2025-FIX1 A2 5.16% due 9/25/2065 6.16% 09/01/29
Vista Point Securitization Trust 2024-CES3 A1 5.68% due 1/25/2055 6.68% 12/01/28

SCHEDULE OF INVESTMENTS
(continued)
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
28 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy
Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The
Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm.The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/24 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Mutual Fund
Guggenheim Variable
Insurance Strategy Fund
III $ 45,415,997 $ 1,874,794 $ (20,550,000) $ 47,205 $ (192,128) $ 26,595,868 1,071,550 $ 1,877,635

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 29
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
SERIES E (TOTAL RETURN BOND SERIES)
December 31, 2025
ASSETS:
Investments in unaffiliated issuers, at value (cost $209,520,842) $ 205,654,629
Investments in affiliated issuers, at value (cost $26,643,605) 26,595,868
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 2,640
Cash 33,990
Unrealized appreciation on forward foreign currency exchange contracts 272
Prepaid expenses 3,339
Receivables:
Investments sold 38,064,456
Interest 1,407,835
Fund shares sold 30,801
Variation margin on interest rate swap agreements 27,314
Foreign tax reclaims 2,593
Dividends 1,844
Variation margin on credit default swap agreements 1,264
Due from Investment Adviser 1,260
Total assets 271,828,105
LIABILITIES:
Unrealized depreciation on unfunded loan commitments ( Note 9 ) 92
Options written, at value (premiums received $150,018) 65,937
Unamortized upfront premiums received on OTC swap agreements 42,673
Unrealized depreciation on OTC swap agreements 20,039
Unrealized depreciation on forward foreign currency exchange contracts 647
Due to broker 57,396
Segregated cash due to broker 37,432
Payable for:
Investments purchased 81,133,402
Investment advisory fees 60,386
Distribution and service fees 40,290
Fund shares redeemed 6,094
Trustees’ fees and expenses* 4,892
Administration fees 2,562
Transfer agent fees 2,166
Fund accounting 738
Other liabilities 102,518
Total liabilities
81,577,264
NET ASSETS $ 190,250,841
NET ASSETS CONSIST OF:
Paid-in capital $ 206,337,073
Total distributable earnings (loss) (16,086,232)
Net assets $ 190,250,841
Capital shares outstanding 12,933,823
Net asset value per share $ 14 .71
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

30 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
SERIES E (TOTAL RETURN BOND SERIES)
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 27,052
Dividends from securities of affiliated issuers 1,877,635
Interest from securities of unaffiliated issuers (net of foreign withholding tax of
$3,443) 7,485,649
Total investment income 9,390,336
EXPENSES:
Investment advisory fees 685,821
Distribution and service fees 439,629
Transfer agent fees 25,183
Professional fees 227,672
Interest expense 113,355
Administration fees 60,748
Custodian fees 49,663
Trustees’ fees and expenses* 45,896
Line of credit fees 2,742
Fund accounting fees 738
Miscellaneous 43,337
Recoupment of previously waived fees 9,059
Total expenses 1,703,843
Less:
Expenses reimbursed by Adviser (155,498)
Expenses waived by Adviser (56,777)
Earnings credits applied (11,338)
Total waived/reimbursed expenses (223,613)
Net expenses 1,480,230
Net investment income 7,910,106
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (1,449,514)
Investments in affiliated issuers 47,205
Swap agreements (13,437)
Futures contracts 51,254
Options purchased (58,235)
Options written 52,847
Forward foreign currency exchange contracts (4,874)
Foreign currency transactions (4,141)
Net realized loss (1,378,895)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 5,696,412
Investments in affiliated issuers (192,128)
Swap agreements 618,633
Options purchased (110,837)
Options written 72,256
Forward foreign currency exchange contracts (2,319)
Foreign currency translations (2,514)
Net change in unrealized appreciation (depreciation) 6,079,503
Net realized and unrealized gain 4,700,608
Net Increase in net assets resulting from operations $ 12,610,714
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 31
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
SERIES E (TOTAL RETURN BOND SERIES)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 7,910,106 $ 7,593,452
Net realized loss on investments (1,378,895) (3,048,165)
Net change in unrealized appreciation (depreciation) on investments 6,079,503 359,075
Net increase in net assets resulting from operations 12,610,714 4,904,362
Distributions to shareholders (7,171,232) (6,087,264)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares 42,212,221 33,660,397
Distributions reinvested 7,171,232 6,087,264
Cost of shares redeemed (28,610,499) (24,808,884)
Net increase from capital share transactions 20,772,954 14,938,777
Net increase in net assets 26,212,436 13,755,875
NET ASSETS:
Beginning of year 164,038,405 150,282,530
End of year $ 190,250,841 $ 164,038,405
CAPITAL SHARE ACTIVITY:
Shares sold 2,903,122 2,343,283
Shares issued from reinvestment of distributions 507,159 432,641
Shares redeemed (1,961,817) (1,732,137)
Net increase in shares 1,448,464 1,043,787

32 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
SERIES E (TOTAL RETURN BOND SERIES)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Year
Ended
12/31/2025
Year
Ended
12/31/2024
Year
Ended
12/31/2023
Year
Ended
12/31/2022
Year
Ended
12/31/2021
Per Share Data
Net asset value, beginning of period $14.28 $14.39 $13.97 $17.23 $18.09
Income (loss) from investment operations:
Net investment income (loss)
a
0.66 0.69 0.62 0.53 0.44
Net gain (loss) on investments (realized and unrealized) 0.38 (0.25) 0.33 (3.29) (0.51)
Total from investment operations 1.04 0.44 0.95 (2.76) (0.07)
Less distributions from:
Net investment income (0.61) (0.55) (0.53) (0.46) (0.30)
Net realized gains — — — (0.04) (0.49)
Total distributions (0.61) (0.55) (0.53) (0.50) (0.79)
Net asset value, end of period $14.71 $14.28 $14.39 $13.97 $17.23
Total Return
b
7.48% 3.09% 6.95% (16.15)% (0.43)%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $190,251 $164,038 $150,283 $135,066 $174,203
Ratios to average net assets:
Net investment income (loss) 4.50% 4.80% 4.44% 3.54% 2.51%
Total expenses
c
0.96% 0.95% 1.02% 0.90% 0.85%
Net expenses
d
0.84% 0.89% 0.95% 0.85% 0.78%
Portfolio turnover rate 51% 88% 91% 51% 84%
Supplemental Ratio to average net assets of:
Net expenses, excluding expenses excluded from the expense
limitation agreement 0.78% 0.77% 0.76% 0.76% 0.78%
Acquired fund fees and expenses
e
0.01% 0.04% — — —
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
e
Ratio of fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies to average net assets. The ratios of total expenses to average net assets applicable to common shares do not reflect these fees.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 33
SCHEDULE OF INVESTMENTS
SEE NOTES TO FINANCIAL STATEMENTS.
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
a
A
A
SHARES VALUE
COMMON STOCKS - 0.8%
INDUSTRIAL - 0.4%
API Heat Transfer
Intermediate *
,a
123 $ 160,369
BP Holdco LLC *
,a,b
11,609 9,490
Vector Phoenix Holdings,
LP *
,a
11,609 1
Total Industrial 169,860
FINANCIAL - 0.2%
Fusion Buyer LLC *
2,340 79,560
HEALTH CARE - 0.1%
Mallinckrodt Pharmaceuticals
plc
a
269 27,421
CONSUMER, CYCLICAL - 0.1%
Asphalt Atd Holdco LLC
a
23,999 42,718
CONSUMER, NON-CYCLICAL - 0.0%
WW International, Inc. *
531 15,513
COMMUNICATIONS - 0.0%
LuxCo 3 SARL
789 13,894
Xplore, Inc.
3,953 6,000
Total Communications 19,894
Total Common Stocks
(Cost $683,370) 354,966
PREFERRED STOCKS - 0.0%
HEALTH CARE - 0.0%
Mallinckrodt Pharmaceuticals
plc
a
12,256,716 12
Total Preferred Stocks
(Cost $—) 12
RIGHTS - 0.0%
BASIC MATERIALS - 0.0%
Asphalt Intermediate Holdco
LLC
a
1,071 6
COMMUNICATIONS - 0.0%
Xplore, Inc.
a
302 —
Total Rights
(Cost $—) 6
MUTUAL FUND - 4.7%
Guggenheim Floating Rate
Strategies Fund — Class
R6
b
95,107 2,231,202
Total Mutual Fund
(Cost $2,321,159) 2,231,202
a
A
A
SHARES VALUE
MONEY MARKET FUND
c
- 2.9%
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional Shares,
3.58%
d
1,351,148 $ 1,351,148
Total Money Market Fund
(Cost $1,351,148) 1,351,148
EXCHANGE-TRADED FUND
c
- 0.9%
SPDR Blackstone Senior Loan
ETF
10,447 431,148
Total Exchange-Traded Fund
(Cost $432,792) 431,148
A
FACE
AMOUNT
~
SENIOR FLOATING RATE INTERESTS - 91.4%
CONSUMER, CYCLICAL - 20.9%
AI Aqua Merger Sub, Inc.
6.86% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/31/28
◊
496,250 497,158
Burlington Coat Factory
Warehouse Corp.
5.47% (1 Month Term SOFR +
1.75%) due 9/24/31
◊
496,231 496,643
Petsmart LLC
7.73% (1 Month Term SOFR +
4.00%) due 8/9/32
◊
493,136 490,517
1011778 BC ULC
5.47% (1 Month Term SOFR +
1.75%) due 9/20/30
◊
473,376 473,523
Topgolf Callaway Brands
6.72% (1 Month Term SOFR +
3.00%) due 3/15/30
◊
467,421 468,394
Alterra Mountain Co.
6.22% (1 Month Term SOFR +
2.50%) due 8/17/28
◊
239,053 239,651
6.22% (1 Month Term SOFR +
2.50%) due 5/31/30
◊
198,006 198,749
Flutter Entertainment plc
5.42% (3 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 11/30/30
◊
431,200 430,480
As Mileage Plan IP, Ltd.
5.63% (3 Month Term SOFR +
1.75%) due 10/15/31
◊
404,604 406,292
US Lbm
7.58% (1 Month Term SOFR +
3.75%, Rate Floor: 0.75%)
due 6/6/31
◊
409,775 383,693
Entain Holdings Gibraltar, Ltd.
5.92% (3 Month Term SOFR +
2.25%) due 10/31/29
◊
298,064 296,016
Recess Holdings, Inc.
7.62% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 2/20/30
◊
267,807 269,272

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
34 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
CONSUMER, CYCLICAL - 20.9% (continued)
Bulldog Purchaser, Inc.
7.69% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 6/28/31
◊
252,834 $ 254,151
Arcis Golf LLC
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 11/24/28
◊
248,247 248,558
Air Canada
5.72% (1 Month Term SOFR +
2.00%) due 3/21/31
◊
246,859 248,093
Upbound Group, Inc.
6.63% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 8/12/32
◊
246,148 247,379
Core & Main, LP
5.69% (3 Month Term SOFR +
2.00%) due 2/10/31
◊
245,644 245,644
Peer Holding III BV
6.17% (3 Month Term SOFR +
2.50%) due 7/1/31
◊
242,550 243,409
TRQ Sales LLC
6.94% (1 Month Term SOFR +
3.25%, Rate Floor: 0.00%)
due 8/13/32
◊
245,250 241,878
Life Time, Inc.
5.78% (1 Month Term SOFR +
2.00%) due 11/5/31
◊
218,527 219,211
Sweetwater Borrower LLC
8.08% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 8/7/28
◊
215,471 216,549
Caesar'S Entertainment, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/30
◊
201,590 199,776
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/31
◊
14,812 14,663
FCG Acquisitions, Inc.
6.97% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 3/31/28
◊
199,478 200,132
ABG Intermediate Holdings 2
LLC
5.97% (1 Month Term SOFR +
2.25%) due 2/11/32
◊
198,500 198,500
Hunter Douglas, Inc.
6.67% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 183,492 184,180
DK Crown Holdings, Inc.
5.53% (1 Month Term SOFR +
1.75%) due 3/4/32
◊
173,631 173,599
Beach Acquisition Bidco LLC
6.92% (3 Month Term SOFR +
3.25%) due 6/28/32
◊
170,000 171,169
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
CONSUMER, CYCLICAL - 20.9% (continued)
International Entertainment Jjco
3, Ltd.
6.84% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/29/32
◊
164,176 $ 162,534
Boots Group Bidco, Ltd.
7.21% (3 Month Term SOFR +
3.50%) due 8/30/32
◊
152,100 152,797
Hayward Industries, Inc.
6.33% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%),
Term B due 5/30/28
◊
130,248 130,859
Station Casinos LLC
5.72% (1 Month Term SOFR +
2.00%) due 3/14/31
◊
129,015 129,354
Aramark Services, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 6/22/30
◊
126,557 126,823
Seaworld Parks &
Entertainment, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/4/31
◊
123,438 122,460
Evergreen Acqco 1, LP
6.70% (3 Month Term SOFR +
3.00%) due 9/13/32
◊
121,667 122,153
Park River Holdings, Inc.
8.49% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 9/24/32
◊
110,000 110,527
SGH2 LLC
8.17% (3 Month Term SOFR +
4.50%) due 7/19/32
◊
108,229 108,499
Live Nation Entertainment, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 10/19/32
◊
107,000 107,000
Fertitta Entertainment LLC
6.97% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 1/27/29
◊
98,718 98,668
Hni Corp.
5.77% (1 Month Term SOFR +
2.00%) due 11/20/32
◊
88,000 88,220
UFC Holdings LLC
5.87% (3 Month Term SOFR +
2.00%) due 11/21/31
◊
84,152 84,490
Asphalt Atd Holdco LLC
11.30% (3 Month Term SOFR
+ 7.00%) (in-kind rate was
4.00%) due 2/28/30
◊,a,e
87,521 78,768
Sabre Glbl, Inc.
9.82% (1 Month Term SOFR +
6.00%, Rate Floor: 1.50%)
due 11/15/29
◊
42,528 37,425
9.82% (1 Month Term SOFR +
6.00%, Rate Floor: 1.50%)
due 11/15/29
◊,a
32,326 28,770

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 35
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
CONSUMER, CYCLICAL - 20.9% (continued)
Pacific Bells LLC
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 11/13/28
◊
64,838 $ 65,027
Openlane, Inc.
6.36% (3 Month Term SOFR +
2.50%) due 10/1/32
◊
65,000 64,960
Cedar Fair, LP
5.72% (1 Month Term SOFR +
2.00%) due 5/1/31
◊
44,660 44,083
Qxo Building Products, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 4/30/32
◊
35,889 35,975
Total Consumer, Cyclical 9,856,671
CONSUMER, NON-CYCLICAL - 17.3%
Grifols SA
5.92% (3 Month Term SOFR +
2.00%, Rate Floor: 1.00%)
due 11/15/27
◊
506,913 506,700
Dermatology Intermediate
Holdings III, Inc.
8.09% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 3/30/29
◊
450,439 433,737
Grant Thornton Advisors Holding
LLC
6.47% (1 Month Term SOFR +
2.75%) due 6/2/31
◊
406,907 407,233
Primo Brands Corp.
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 3/31/28
◊
386,115 387,049
Froneri US, Inc.
6.45% (6 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 9/30/31
◊
386,973 386,540
Fugue Finance LLC
6.57% (3 Month Term SOFR +
2.75%) due 1/9/32
◊
273,051 273,733
Boost Newco Borrower LLC
5.67% (3 Month Term SOFR +
2.00%) due 1/31/31
◊
267,392 267,560
IVI America LLC
6.92% (3 Month Term SOFR +
3.25%) due 4/9/31
◊
255,329 257,165
Thevelia US LLC
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 6/18/29
◊
250,959 251,586
Aggreko Holdings, Inc.
6.87% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 5/1/31
◊
248,750 249,994
Prime Security Services
Borrower LLC/Prime Finance,
Inc.
6.13% (6 Month Term SOFR +
2.00%) due 10/13/30
◊
245,394 245,639
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
CONSUMER, NON-CYCLICAL - 17.3% (continued)
Galaxy US Opco, Inc.
9.09% (3 Month Term SOFR +
5.75%, Rate Floor: 0.50%)
due 7/31/30
◊
247,769 $ 237,415
Conair Holdings LLC
7.58% (1 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 5/17/28
◊
440,213 225,609
Eagle Parent Corp.
7.92% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 4/2/29
◊
216,563 216,755
Congruex Group LLC
5.49% (3 Month Term SOFR +
1.50%, Rate Floor: 0.75%)
(in-kind rate was 5.00%) due
5/3/29
◊,e
261,393 212,011
Wex, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 3/31/28
◊
209,539 209,964
Amspec Parent LLC
7.17% (3 Month Term SOFR +
3.50%) due 12/22/31
◊
199,390 199,390
Belron Finance US LLC
6.12% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 10/16/31
◊
197,508 198,495
Imagefirst Holdings LLC
6.73% (3 Month Term SOFR +
3.00%) due 3/7/32
◊
188,575 188,458
Resonetics LLC
6.59% (3 Month Term SOFR +
2.75%, Rate Floor: 0.75%)
due 6/18/31
◊
167,160 167,327
Chef's Warehouse Parent LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 8/23/29
◊
164,167 164,851
API Group De, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 1/3/29
◊
152,912 153,421
Spring Education Group, Inc.
6.92% (3 Month Term SOFR +
3.25%) due 10/4/30
◊
143,150 143,754
Medline Borrower, LP
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 10/23/30
◊
136,646 137,087
Secretariat Advisors LLC
7.67% (3 Month Term SOFR +
4.00%) due 2/28/32
◊
136,972 137,058
Pacific Dental Services LLC
6.24% (1 Month Term SOFR +
2.50%) due 3/15/31
◊
127,882 128,305

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
36 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
CONSUMER, NON-CYCLICAL - 17.3% (continued)
ASP Dream Acquisition
Company LLC
8.07% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
129,107 $ 122,490
Lernen US Finco LLC
7.32% (3 Month Term SOFR +
3.50%) due 10/27/31
◊
119,401 119,550
Midwest Physician
Administrative Services
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 3/12/28
◊
131,957 119,458
Ingenovis Health, Inc.
8.33% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 3/6/28
◊
430,044 115,037
Citrin Cooperman Advisors LLC
6.67% (3 Month Term SOFR +
3.00%) due 4/1/32
◊
110,178 110,454
1261229 BC, Ltd.
9.97% (1 Month Term SOFR +
6.25%) due 10/8/30
◊
108,455 105,704
Medical Solutions Holdings, Inc.
7.44% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/1/28
◊
481,694 101,691
Snacking Investments US LLC
6.84% (3 Month Term SOFR +
3.00%) due 10/9/32
◊
100,000 100,500
Sazerac Co, Inc.
6.28% (1 Month Term SOFR +
2.50%) due 7/9/32
◊
100,314 100,411
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR +
3.50%, Rate Floor: 0.00%)
due 12/10/32
◊
86,842 87,059
3.50% (3 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 12/10/32
◊
13,158 13,191
Financiere Mendel Sasu
6.59% (3 Month Term SOFR +
2.75%) due 11/8/30
◊
94,050 94,481
Transnetwork LLC
8.42% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
91,139 86,126
Concentra Health Services, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 7/28/31
◊
84,152 84,678
US Radiology Specialists
6.70% (3 Month Term SOFR +
3.00%) due 12/13/32
◊
75,000 75,329
Phoenix Newco, Inc.
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 12/12/31
◊
75,000 75,203
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
CONSUMER, NON-CYCLICAL - 17.3% (continued)
Anticimex Global AB
6.81% (3 Month Term SOFR +
3.00%) due 11/17/31
◊
72,519 $ 72,791
Herc Holdings, Inc.
6.01% (1 Month Term SOFR +
2.00%) due 6/2/32
◊
65,000 65,230
Del Monte Foods, Inc.
8.16% (3 Month Term SOFR +
4.25%) due 8/2/28
◊
100,462 46,213
12.47% (3 Month Term SOFR +
8.15%) due 8/2/28
◊
158,815 4,764
American Auto Auction Group
LLC
8.17% (3 Month Term SOFR +
4.50%) due 5/22/32
◊
44,663 43,785
Weight Watchers International
Holdings, Ltd.
10.49% (3 Month Term SOFR
+ 6.80%, Rate Floor: 0.50%)
due 6/24/30
◊
27,129 23,777
Total Consumer, Non-cyclical 8,154,758
INDUSTRIAL - 14.4%
Cobham Ultra Seniorco SARL
8.37% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 8/3/29
◊
317,881 318,675
Indicor LLC
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 11/22/29
◊
297,744 299,334
Michael Baker International LLC
7.84% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/1/28
◊
279,052 279,400
Transdigm, Inc.
6.22% (1 Month Term SOFR +
2.50%) due 2/28/31
◊
193,315 193,972
6.22% (1 Month Term SOFR +
2.50%) due 1/19/32
◊
79,000 79,293
Emerld Borrower, LP
6.12% (6 Month Term SOFR +
2.25%) due 8/4/31
◊
267,510 267,903
Genesee & Wyoming, Inc.
5.42% (3 Month Term SOFR +
1.75%) due 4/10/31
◊
257,271 257,207
DXP Enterprises, Inc.
6.97% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 10/11/30
◊
254,535 256,380
Quikrete Holdings, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 4/14/31
◊
139,198 139,553
5.97% (1 Month Term SOFR +
2.25%) due 2/10/32
◊
64,513 64,697
5.97% (1 Month Term SOFR +
2.25%) due 3/19/29
◊
42,599 42,741

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 37
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
INDUSTRIAL - 14.4% (continued)
Harsco Corp.
6.08% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 6/9/28
◊
242,386 $ 242,083
Pelican Products, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
237,927 214,432
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
212,089 213,879
Hobbs & Associates LLC
6.47% (1 Month Term SOFR +
2.75%) due 7/23/31
◊
213,621 213,421
Arcosa, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/1/31
◊
191,607 192,353
Azuria Water Solutions, Inc.
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 5/17/28
◊
185,671 186,368
Blackfin Pipeline LLC
6.75% (1 Month Term SOFR +
3.00%) due 9/29/32
◊
186,000 186,154
Cube A&D Buyer, Inc.
6.91% (3 Month Term SOFR +
3.00%) due 10/20/31
◊
173,211 174,221
Pregis Topco LLC
7.72% (1 Month Term SOFR +
4.00%) due 2/28/29
◊
171,163 172,478
Owens-Illinois Group, Inc.
6.84% (3 Month Term SOFR +
3.00%) due 9/30/32
◊
165,800 166,992
Zodiac Pool Solutions LLC
5.74% (1 Month Term SOFR +
1.93%, Rate Floor: 0.50%)
due 1/29/29
◊
160,677 161,280
Mi Windows & Doors LLC
6.47% (1 Month Term SOFR +
2.75%) due 3/28/31
◊
154,294 154,246
Savage Enterprises LLC
6.28% (1 Month Term SOFR +
2.50%) due 8/5/32
◊
142,783 143,318
Energizer Holdings, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 3/19/32
◊
140,282 140,165
Tiger Acquisition LLC
6.23% (1 Month Term SOFR +
2.50%) due 8/16/32
◊
134,663 134,999
Apple Bidco LLC
6.22% (1 Month Term SOFR +
2.50%) due 9/23/31
◊
128,700 129,325
Dynasty Acquisition Co, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
126,835 127,254
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
INDUSTRIAL - 14.4% (continued)
API Heat Transfer Thermasys
Corp.
10.32% (3 Month Term SOFR +
6.50%) due 11/28/29
◊,a
126,062 $ 126,062
Ring Container Technologies
Group LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 9/15/32
◊
124,276 124,558
STS Operating, Inc.
7.82% (1 Month Term SOFR +
4.00%) due 3/25/31
◊
114,953 114,809
Pro Mach Group, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 10/16/32
◊
110,000 110,662
Jbt Marel Corp.
5.47% (1 Month Term SOFR +
1.75%) due 1/2/32
◊
104,213 104,343
Engineering Research &
Consulting LLC
8.67% (3 Month Term SOFR +
5.00%) due 8/29/31
◊,a
148,500 103,950
Brown Group Holding LLC
6.56% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 7/1/31
◊
99,246 99,691
Mannington Mills, Inc.
8.42% (3 Month Term SOFR +
4.75%) due 3/7/32
◊
97,971 96,991
Red Spv LLC
5.98% (1 Month Term SOFR +
2.25%) due 3/15/32
◊
96,880 96,839
Frontdoor, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 12/19/31
◊
94,916 95,391
Construction Partners, Inc.
6.22% (1 Month Term SOFR +
2.50%) due 11/3/31
◊
94,050 94,638
GFI Environmental, Inc.
6.27% (3 Month Term SOFR +
2.50%) due 3/3/32
◊
89,725 89,994
Madison Safety & Flow LLC
6.23% (1 Month Term SOFR +
2.50%) due 9/26/31
◊
64,643 65,034
Student Transportation Of
America Holdings, Inc.
6.94% (3 Month Term SOFR +
3.25%) due 6/24/32
◊
64,675 64,783
Msof Beacon LLC
2.50% (3 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 12/9/25
◊
55,000 55,206
1199169 BC ULC
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
48,244 48,403
Osmose Utility Services, Inc.
7.08% (1 Month Term SOFR +
3.25%, Rate Floor: 1.50%)
due 6/23/28
◊
44,657 43,792

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
38 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
INDUSTRIAL - 14.4% (continued)
Knife River Corp.
5.74% (3 Month Term SOFR +
2.00%) due 3/8/32
◊
41,626 $ 41,765
Graftech Finance, Inc.
9.86% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
28,445 28,860
Total Industrial 6,757,894
FINANCIAL - 12.3%
Iron Mountain Information
Management Services, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 1/31/31
◊
383,681 383,202
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
350,213 351,922
Ardonagh Midco 3, Ltd.
6.92% (6 Month Term SOFR +
2.75%) due 2/15/31
◊
271,755 270,907
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
270,465 268,991
Nexus Buyer LLC
7.22% (1 Month Term SOFR +
3.50%) due 7/31/31
◊
266,266 262,301
Focus Financial Partners LLC
6.22% (1 Month Term SOFR +
2.50%) due 9/15/31
◊
255,060 255,422
Hightower Holding LLC
6.65% (3 Month Term SOFR +
2.75%) due 2/3/32
◊
253,725 253,885
CPI Holdco B LLC
5.72% (1 Month Term SOFR +
2.00%) due 5/17/31
◊
249,347 249,798
Acuren Delaware Holdco, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 7/30/31
◊
248,744 249,736
Orion Advisor Solutions, Inc.
7.11% (3 Month Term SOFR +
3.25%) due 9/9/30
◊
246,651 248,089
Asurion LLC
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
238,308 238,196
Harbourvest Partners, LP
5.92% (3 Month Term SOFR +
2.25%) due 4/18/30
◊,a
234,939 234,939
Corpay Technologies Operating
Co. LLC
5.47% (1 Month Term SOFR +
1.75%) due 4/28/28
◊
227,750 227,873
USI Holdings Corp.
5.92% (3 Month Term SOFR +
2.25%) due 11/21/29
◊
203,201 203,600
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
FINANCIAL - 12.3% (continued)
Osaic Holdings, Inc.
6.60% (6 Month Term SOFR +
3.00%) due 8/2/32
◊
201,600 $ 202,318
Virtu Financial
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 6/21/31
◊
175,000 175,364
Blackhawk Network Holdings,
Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 1.00%)
due 3/12/29
◊
156,197 156,783
Tegra118 Wealth Solutions, Inc.
7.89% (3 Month Term SOFR +
4.00%) due 2/18/27
◊
146,891 144,835
CFC US 2025 LLC
7.74% (3 Month Term SOFR +
3.75%) due 5/29/32
◊
145,000 140,831
Eisner Advisory Group
7.72% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 2/28/31
◊
137,220 137,993
Starwood Property Mortgage
LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/2/30
◊
128,969 128,969
Aretec Group, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/9/30
◊
126,330 126,725
Jefferies Finance LLC/JFIN Co-
Issuer Corp.
6.50% (1 Month Term SOFR +
2.75%) due 10/21/31
◊
119,345 118,450
Orion US Finco, Inc.
7.43% (3 Month Term SOFR +
3.50%) due 10/10/32
◊
110,000 110,447
Pioneer Acquisitionco LLC
6.94% (3 Month Term SOFR +
3.25%) due 10/23/32
◊
90,000 90,338
IMC Global Holdings LLC
7.23% (1 Month Term SOFR +
3.50%) due 6/21/32
◊
84,575 85,157
Kestra Advisor Services
Holdings A, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 3/21/31
◊
79,754 79,831
Walker & Dunlop, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 3/14/32
◊,a
75,701 75,985
GTCR Everest Borrower LLC
6.42% (3 Month Term SOFR +
2.75%) due 9/5/31
◊
74,401 74,649
Saphilux SARL
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/27/28
◊
64,675 65,039

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 39
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
FINANCIAL - 12.3% (continued)
Blackstone Mortgage Trust, Inc.
due 11/19/32
f
50,000 $ 50,000
Jones Deslauriers Insurance
Management, Inc.
3.00% (1 Month Term SOFR +
3.00%, Rate Floor: 0.00%)
due 12/9/32
◊
50,000 50,000
EP Wealth Advisors, Inc.
6.67% (3 Month Term SOFR +
3.00%) due 10/16/32
◊
41,000 41,102
Ascensus Group Holdings, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/2/28
◊
40,000 39,930
Total Financial 5,793,607
TECHNOLOGY - 9.3%
Ascend Learning LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
495,604 496,754
Boxer Parent Co, Inc.
6.82% (3 Month Term SOFR +
3.00%) due 7/30/31
◊
481,730 480,096
DS Admiral Bidco LLC
7.92% (3 Month Term SOFR +
4.25%) due 6/26/31
◊
423,472 415,002
Amentum Holdings, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 9/29/31
◊
408,940 409,578
Xerox Corp.
7.71% (6 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 11/17/29
◊
314,548 268,152
Pushpay US, Inc.
7.62% (6 Month Term SOFR +
3.75%) due 8/18/31
◊
257,337 256,372
Athena Health Group, Inc.
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 2/15/29
◊
248,125 248,383
Capstone Borrower, Inc.
6.42% (3 Month Term SOFR +
2.75%) due 6/17/30
◊
243,296 242,911
Modena Buyer LLC
8.09% (3 Month Term SOFR +
4.25%) due 7/1/31
◊
234,827 233,360
Zodiac Purchaser LLC
7.22% (1 Month Term SOFR +
3.50%) due 2/17/32
◊
202,574 201,764
Icon Parent, Inc.
6.44% (3 Month Term SOFR +
2.75%) due 11/13/31
◊
142,775 142,936
Kaseya, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 3/20/32
◊
119,698 119,715
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
TECHNOLOGY - 9.3% (continued)
SC&C Technologies, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 5/9/31
◊
118,964 $ 119,613
Epicor Software
6.22% (1 Month Term SOFR +
2.50%) due 5/30/31
◊
105,483 105,767
Pointclickcare Technologies, Inc.
6.42% (3 Month Term SOFR +
2.75%) due 11/3/31
◊
104,214 104,258
Polaris Newco LLC
7.85% (3 Month Term SOFR +
4.00%, Rate Floor: 1.50%)
due 6/2/28
◊
102,724 98,911
Waystar Technologies, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/22/29
◊
82,184 82,595
Dayforce, Inc.
3.50% (1 Month Term
SOFR+3.00%, Rate Floor:
0.00%) due 10/7/32
◊
80,000 79,714
Cloud Software Group, Inc.
6.92% (3 Month Term SOFR +
3.25%) due 8/9/32
◊
59,850 59,888
6.92% (3 Month Term SOFR +
3.25%) due 3/24/31
◊
18,370 18,384
Dye & Durham Corp.
8.02% (3 Month Term SOFR +
4.25%, Rate Floor: 1.00%)
due 4/11/31
◊
80,295 73,871
World Wide Technology Holding
Co. LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 3/1/30
◊
69,301 69,345
Clearwater Analytics LLC
6.46% (6 Month Term SOFR +
2.25%) due 2/10/32
◊
50,000 49,907
CCC Intelligent Solutions, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/23/32
◊
12,975 13,007
Total Technology 4,390,283
COMMUNICATIONS - 6.9%
Virgin Media Bristol LLC
7.05% (6 Month Term SOFR +
3.18%) due 3/2/31
◊
400,406 396,174
Sunrise Financing Partnership
6.69% (6 Month Term SOFR +
2.50%) due 2/29/32
◊
304,199 305,078
Gen Digital, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 9/12/29
◊
207,244
207,474
5.47% (1 Month Term SOFR +
1.75%) due 2/13/32
◊
44,775 44,797

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
40 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
COMMUNICATIONS - 6.9% (continued)
Blue Finco SARL
6.92% (3 Month Term SOFR +
3.25%) due 7/12/32
◊
248,750 $ 249,994
Midcontinent Communications
6.23% (1 Month Term SOFR +
2.50%) due 8/16/31
◊
246,875 245,796
Zayo Group Holdings, Inc.
6.83% (1 Month Term SOFR +
3.00%) due 3/11/30
◊
257,246 243,444
Speedster Bidco Gmbh
6.69% (3 Month Term SOFR +
3.00%) due 12/10/31
◊
242,125 242,185
Go Daddy Operating Co. LLC
5.47% (1 Month Term SOFR +
1.75%) due 11/9/29
◊
225,510 225,776
Cengage Learning, Inc.
7.29% (3 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 3/24/31
◊
201,465 202,144
Charter Communications
Operating LLC
5.99% (3 Month Term SOFR +
2.00%) due 12/7/30
◊
186,200 185,967
Mcgraw-Hill Education, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 8/6/31
◊
148,637 149,805
Altice France Holding SA
10.86% (3 Month Term SOFR +
6.88%) due 5/15/31
◊
134,320 134,124
Tripadvisor, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 7/8/31
◊
118,797 114,194
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR +
3.25%) due 3/29/32
◊
103,500 103,733
Outfront Media Capital LLC
5.73% (1 Month Term SOFR +
2.00%) due 9/16/32
◊
98,800 99,047
Xplore, Inc.
6.00% (1 Month Term SOFR +
1.50%) due 10/24/31
◊
70,157 42,094
5.33% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,e
20,285 18,798
CNT Holdings I Corp.
6.09% (3 Month Term SOFR +
2.25%, Rate Floor: 0.75%)
due 11/8/32
◊
27,362 27,415
Total Communications 3,238,039
ENERGY - 5.8%
GIP Pilot Acquisition Partners,
LP
5.94% (3 Month Term SOFR +
2.00%) due 10/4/30
◊
491,069 491,599
Colossus Acquireco LLC
5.41% (3 Month Term SOFR +
1.75%) due 7/30/32
◊
302,442 302,064
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
ENERGY - 5.8% (continued)
UGI Energy Services LLC
6.22% (1 Month Term SOFR +
2.50%) due 2/22/30
◊
276,629 $ 277,321
Par Petroleum LLC
7.24% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 2/28/30
◊,a
262,568 263,718
Liquid Tech Solutions Holdings
LLC
7.24% (3 Month Term SOFR +
3.50%) due 10/3/32
◊
185,960 186,425
Terraform Power Operating LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 5/21/29
◊
162,091 161,990
Whitewater Whistler Holdings
LLC
5.44% (3 Month Term SOFR +
1.75%) due 2/15/30
◊
151,260 150,629
Apro LLC
7.68% (3 Month Term SOFR +
3.75%) due 7/9/31
◊
148,125 148,726
Al GCX Holdings LLC
2.75% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/17/32
◊
140,000 140,088
Buckeye Partners, LP
5.47% (1 Month Term SOFR +
1.75%) due 11/22/32
◊
123,005 123,606
ITT Holdings LLC
6.19% (1 Month Term SOFR +
2.48%, Rate Floor: 0.50%)
due 10/11/30
◊
112,430 112,992
Whitewater DBR Holdco LLC
5.94% (3 Month Term SOFR +
2.25%) due 3/3/31
◊
108,628 109,171
Whitewater Matterhorn Holdings
LLC
5.92% (3 Month Term SOFR +
2.25%) due 6/16/32
◊
95,000 95,281
Bip PipeCo Holdings LLC
6.19% (3 Month Term SOFR +
2.25%, Rate Floor: 2.25%)
due 12/6/30
◊
90,628 90,741
CVR CHC, LP
7.67% (3 Month Term SOFR +
4.00%) due 12/30/27
◊
48,231 48,271
Total Energy 2,702,622
UTILITIES - 2.5%
NRG Energy, Inc.
5.59% (3 Month Term SOFR +
1.75%) due 4/16/31
◊
696,456 698,078
Calpine Construction Finance
Company, LP
5.47% (1 Month Term SOFR +
1.75%) due 7/31/30
◊
497,500 497,734
Total Utilities 1,195,812

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 41
SEE NOTES TO FINANCIAL STATEMENTS.
See Sector Classification in Other Information section.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 91.4% (continued)
BASIC MATERIALS - 2.0%
Discovery Purchaser Corp.
7.61% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/4/29
◊
254,801 $ 244,428
Paint Intermediate III LLC
6.67% (3 Month Term SOFR +
3.00%) due 10/9/31
◊
229,422 230,282
Minerals Technologies, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 11/26/31
◊
148,500 148,871
Austin Powder, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 9/9/31
◊
118,950 119,322
Scil US Holdings LLC
7.79% (6 Month Term SOFR +
4.00%) due 10/9/32
◊
110,000 110,138
Platform Specialty Products
5.42% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 12/18/30
◊
65,000 65,298
Ecovyst Catalyst Technologies
LLC
5.84% (3 Month Term SOFR +
2.00%) due 6/12/31
◊
29,178 29,193
Total Basic Materials 947,532
Total Senior Floating Rate Interests
(Cost $44,163,709) 43,037,218
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 0.8%
ENERGY - 0.4%
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
g
180,000 $ 183,302
INDUSTRIAL - 0.2%
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
g
90,000 78,300
CONSUMER, NON-CYCLICAL - 0.2%
Acadia Healthcare Company,
Inc.
5.00% due 4/15/29
g
110,000 105,912
Total Corporate Bonds
(Cost $374,989) 367,514
Total Investments - 101.5%
(Cost $49,327,167)
$ 47,773,214
Other Assets & Liabilities, net - (1.5)% (694,653)
Total Net Assets - 100% $ 47,078,561
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of December 31, 2025.
e
Payment-in-kind security.
f
Security is unsettled at period end and may not have a stated effective rate.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $367,514 (cost $374,989), or 0.8% of total net assets.
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
42 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc EUR Sell 123,000 144,836 USD 1/15/26 $ 197
Morgan Stanley & Co. LLC CAD Sell 12,000 8,731 USD 1/15/26 (19)
Morgan Stanley & Co. LLC EUR Buy 43,000 50,594 USD 1/15/26 (29)
$ 149
CAD — Canadian Dollar
EUR — Euro
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 15,513 $ 99,454 $ 239,999 $ 354,966
Preferred Stocks — — 12 12
Rights — — 6 6
Mutual Fund 2,231,202 — — 2,231,202
Money Market Fund 1,351,148 — — 1,351,148
Exchange-Traded Fund 431,148 — — 431,148
Senior Floating Rate Interests — 42,038,900 998,318 43,037,218
Corporate Bonds — 367,514 — 367,514
Forward Foreign Currency Exchange Contracts
a
— 197 — 197
Unfunded loan commitments ( Note 9 )
a
— — 884 884
Total Assets $ 4,029,011 $ 42,506,065 $ 1,239,219 $ 47,774,295
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 48 $ — $ 48
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Common Stocks $ 169,860 Enterprise Value Valuation Multiple 1.8x-8.8x 6.0x
Common Stocks 42,718 Model Price Purchase Price — —
Common Stocks 27,421 Third Party Pricing Vendor Price — —
Preferred Stocks 12 Model Price Purchase Price — —
Rights 6 Model Price Purchase Price — —
Rights —
b
Model Price Liquidation Value — —
Senior Floating Rate Interests 529,770 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 263,718 Third Party Pricing Vendor Price — —
Senior Floating Rate Interests 204,830 Model Price Purchase Price — —
Unfunded loan commitments 884 Model Price Purchase Price — —
Total Assets $ 1,239,219

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 43
SEE NOTES TO FINANCIAL STATEMENTS.
Significant changes in a quote, liquidation value, or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended December 31, 2025, the Fund had securities with a total value of
$263,718 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$562,272 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2025:
a
Inputs are weighted by the fair value of the instruments.
b
Includes securities with a market value of $0.
Assets
Senior
Floating
Rate
Interests
Common
Stocks
Preferred
Stocks Rights
Unfunded
Loan
Commitments
Total
Assets
Beginning Balance
$ 2,234,220 $ 180,649 $ — $ — $ 772 $ 2,415,641
Purchases/(Receipts) 309,439 377,703 — — — 687,142
(Sales, maturities and paydowns)/Fundings (952,648) — — — (1,410) (954,058)
Amortization of premiums/discounts 9,273 — — — — 9,273
Corporate actions (131,885) — — — — (131,885)
Total realized gains (losses) included in earnings (439,476) (42) — — — (439,518)
Total change in unrealized appreciation (depreciation) included in earnings 267,949 (318,311) 12 6 1,522 (48,822)
Transfers into Level 3 263,718 — — — — 263,718
Transfers out of Level 3 (562,272) — — — — (562,272)
Ending Balance $ 998,318 $ 239,999 $ 12 $ 6 $ 884 $ 1,239,219
Net change in unrealized appreciation (depreciation) for
investments in Level 3 securities still held at December 31, 2025 $ (61,128) $ (318,311) $ 12 $ 6 $ 1,522 $ (377,899)

SCHEDULE OF INVESTMENTS
(continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
44 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/24 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Common Stocks
BP Holdco LLC* $ 14,072 $ — $ — $ — $ (4,582) $ 9,490 11,609 $ —
Mutual Fund
Guggenheim Floating
Rate Strategies Fund —
Class R6 1,562,812 741,080 — — (72,690) 2,231,202 95,107 155,086
$ 1,576,884 $ 741,080 $ — $ — $ (77,272) $ 2,240,692 $ 155,086
* Non-income producing security.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 45
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
SERIES F (FLOATING RATE STRATEGIES SERIES)
December 31, 2025
ASSETS:
Investments in unaffiliated issuers, at value (cost $47,001,909) $ 45,532,522
Investments in affiliated issuers, at value (cost $2,325,258) 2,240,692
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 884
Cash 216,515
Unrealized appreciation on forward foreign currency exchange contracts 197
Prepaid expenses 5,426
Receivables:
Investments sold 280,423
Interest 218,359
Due from Investment Adviser 6,850
Fund shares sold 3,534
Total assets 48,505,402
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts 48
Payable for:
Investments purchased 1,266,353
Fund shares redeemed 37,949
Investment advisory fees 24,429
Distribution and service fees 10,105
Trustees’ fees and expenses* 7,284
Transfer agent fees 2,102
Administration fees 645
Fund accounting 185
Other liabilities 77,741
Total liabilities
1,426,841
NET ASSETS $ 47,078,561
NET ASSETS CONSIST OF:
Paid-in capital $ 51,588,573
Total distributable earnings (loss) (4,510,012)
Net assets $ 47,078,561
Capital shares outstanding 2,002,583
Net asset value per share $ 23 .51
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

46 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
SERIES F (FLOATING RATE STRATEGIES SERIES)
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 34,515
Dividends from securities of affiliated issuers 155,086
Interest from securities of unaffiliated issuers
3,720,819
Total investment income 3,910,420
EXPENSES:
Investment advisory fees 327,863
Distribution and service fees 126,101
Transfer agent fees 25,243
Professional fees 125,070
Trustees’ fees and expenses* 45,947
Custodian fees 39,579
Line of credit fees 18,247
Administration fees 17,566
Fund accounting fees 184
Interest expense 7
Miscellaneous 34,013
Total expenses 759,820
Less:
Expenses reimbursed by Adviser (157,384)
Expenses waived by Adviser (30,200)
Earnings credits applied (1,493)
Total waived/reimbursed expenses (189,077)
Net expenses 570,743
Net investment income 3,339,677
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (1,150,579)
Forward foreign currency exchange contracts (20,893)
Foreign currency transactions (5,281)
Net realized loss (1,176,753)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (395,449)
Investments in affiliated issuers (77,272)
Forward foreign currency exchange contracts (5,062)
Foreign currency translations 3,243
Net change in unrealized appreciation (depreciation) (474,540)
Net realized and unrealized loss (1,651,293)
Net Increase in net assets resulting from operations $ 1,688,384
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 47
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
SERIES F (FLOATING RATE STRATEGIES SERIES)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 3,339,677 $ 4,607,726
Net realized loss on investments (1,176,753) (587,285)
Net change in unrealized appreciation (depreciation) on investments (474,540) (266,706)
Net increase in net assets resulting from operations 1,688,384 3,753,735
Distributions to shareholders (4,619,364) (4,453,819)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares 12,344,164 14,719,689
Distributions reinvested 4,619,364 4,453,819
Cost of shares redeemed (22,356,119) (22,241,105)
Net decrease from capital share transactions (5,392,591) (3,067,597)
Net decrease in net assets (8,323,571) (3,767,681)
NET ASSETS:
Beginning of year 55,402,132 59,169,813
End of year $ 47,078,561 $ 55,402,132
CAPITAL SHARE ACTIVITY:
Shares sold 497,843 578,601
Shares issued from reinvestment of distributions 199,196 184,271
Shares redeemed (917,282) (875,459)
Net decrease in shares (220,243) (112,587)

48 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
SERIES F (FLOATING RATE STRATEGIES SERIES)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Year
Ended
12/31/2025
Year
Ended
12/31/2024
Year
Ended
12/31/2023
Year
Ended
12/31/2022
Year
Ended
12/31/2021
Per Share Data
Net asset value, beginning of period $24.92 $25.34 $23.61 $24.40 $24.41
Income (loss) from investment operations:
Net investment income (loss)
a
1.61 2.04 1.99 0.95 0.58
Net gain (loss) on investments (realized and unrealized) (0.74) (0.39) 0.61 (1.18) 0.02
Total from investment operations 0.87 1.65 2.60 (0.23) 0.60
Less distributions from:
Net investment income (2.28) (2.07) (0.87) (0.56) (0.61)
Total distributions (2.28) (2.07) (0.87) (0.56) (0.61)
Net asset value, end of period $23.51 $24.92 $25.34 $23.61 $24.40
Total Return
b
3.57% 6.83% 11.12% (0.85)% 2.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $47,079 $55,402 $59,170 $48,339 $50,768
Ratios to average net assets:
Net investment income (loss) 6.62% 8.08% 8.10% 4.01% 2.36%
Total expenses
c
1.50% 1.27% 1.25% 1.27% 1.34%
Net expenses
d
1.13% 1.16% 1.16% 1.16% 1.17%
Portfolio turnover rate 53% 57% 66% 68% 56%
Supplemental Ratio to average net assets of:
Net expenses, excluding expenses excluded from the expense
limitation agreement 1.13% 1.11% 1.13% 1.14% 1.14%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 49
SCHEDULE OF INVESTMENTS
SEE NOTES TO FINANCIAL STATEMENTS.
SERIES P (HIGH YIELD SERIES)
December 31, 2025
a
A
A
SHARES VALUE
COMMON STOCKS - 0.8%
HEALTH CARE - 0.3%
Mallinckrodt Pharmaceuticals
plc *
,a
940 $ 95,821
CONSUMER, NON-CYCLICAL - 0.2%
WW International, Inc. *
1,406 41,076
MEDIQ, Inc. *
,a
92 —
Total Consumer, Non-cyclical 41,076
COMMUNICATIONS - 0.1%
LuxCo 3 SARL
792 13,947
Xplore, Inc. *
1,647 2,500
Total Communications 16,447
FINANCIAL - 0.1%
Fusion Buyer LLC *
1,170 39,780
CONSUMER, CYCLICAL - 0.1%
Asphalt Atd Holdco LLC
a
9,333 16,613
INDUSTRIAL - 0.0%
YAK BLOCKER 2 LLC
a
914 782
844 722
BP Holdco LLC *
,a,b
523 428
Vector Phoenix Holdings,
LP *
,a
523 —
Total Industrial 1,932
ENERGY - 0.0%
Revenir Energy, Inc.
a
1,969 217
Permian Production Partners
LLC *
,a
9,124 1
Total Energy 218
Total Common Stocks
(Cost $351,340) 211,887
PREFERRED STOCKS - 1.1%
FINANCIAL - 1.1%
Citigroup, Inc.
7.63% 125,000 131,065
Goldman Sachs Group, Inc.
7.50% 75,000 79,852
Bank of America Corp.
6.63% 50,000 52,097
American National Group, Inc.
7.38% 2,000 50,020
Total Financial 313,034
HEALTH CARE - 0.0%
Mallinckrodt Pharmaceuticals
plc
a
42,830,160 43
a
A
A
SHARES VALUE
PREFERRED STOCKS - 1.1% (continued)
TRANSPORTATION - 0.0%
U.S. Shipping Corp. *
,a
24,529 $ 2
Total Preferred Stocks
(Cost $925,001) 313,079
RIGHTS - 0.0%
BASIC MATERIALS - 0.0%
Asphalt Intermediate Holdco
LLC
a
417 2
COMMUNICATIONS - 0.0%
Xplore, Inc.
a
126 —
Total Rights
(Cost $—) 2
MONEY MARKET FUNDS
c
- 2.3%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.64%
d
648,516 648,516
Total Money Market Funds
(Cost $648,516) 648,516
A
FACE
AMOUNT
~
CORPORATE BONDS - 87.7%
CONSUMER, CYCLICAL - 21.2%
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 9/15/32
e
250,000 254,421
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 6/15/31
e
EUR 100,000 119,183
6.75% due 9/15/32
e
75,000 77,774
6.75% due 5/15/28
e
50,000 51,269
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 6/1/31
e
250,000 240,007
Allwyn Entertainment Financing
UK plc
7.88% due 4/30/29
e
200,000 208,048
Wolverine World Wide, Inc.
4.00% due 8/15/29
e
225,000 207,979
Deuce Finco plc
7.00% due 11/20/31
e
GBP 150,000 204,168
Hilton Domestic Operating
Company, Inc.
5.75% due 9/15/33
e
125,000 127,927
5.50% due 3/31/34
e
75,000 75,515
Scotts Miracle-Gro Co.
4.38% due 2/1/32 200,000 187,750

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
50 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
CONSUMER, CYCLICAL - 21.2% (continued)
Wabash National Corp.
4.50% due 10/15/28
e
200,000 $ 187,061
Lindblad Expeditions LLC
7.00% due 9/15/30
e
175,000 182,556
Beach Acquisition Bidco LLC
5.25% due 7/15/32
e
EUR 150,000 179,447
Crocs, Inc.
4.25% due 3/15/29
e
175,000 169,360
RB Global Holdings, Inc.
7.75% due 3/15/31
e
150,000 156,820
Scientific Games Holdings, LP
/ Scientific Games US FinCo,
Inc.
6.63% due 3/1/30
e
175,000 155,533
Life Time, Inc.
6.00% due 11/15/31
e
150,000 153,677
Boots Group Finco, LP
5.38% due 8/31/32 EUR 125,000 151,783
Carnival Corp.
5.13% due 5/1/29
e
150,000 151,663
NCL Corp. Ltd.
6.25% due 9/15/33
e
100,000 99,958
5.88% due 1/15/31
e
50,000 49,811
Newell Brands, Inc.
6.63% due 5/15/32 100,000 97,016
8.50% due 6/1/28
e
50,000 52,428
Station Casinos LLC
4.63% due 12/1/31
e
150,000 142,208
Park River Holdings, Inc.
8.75% due 12/31/30
e
84,324 82,954
8.00% due 3/15/31
e
50,000 51,550
JB Poindexter & Co., Inc.
8.75% due 12/15/31
e
125,000 130,934
Viking Cruises Ltd.
5.88% due 10/15/33
e
125,000 126,933
Allison Transmission, Inc.
5.88% due 12/1/33
e
125,000 126,820
Brightstar Lottery plc/ Brightstar
Global Solutions Corp.
5.75% due 1/15/33
e
125,000 124,104
Essendi S.A.
6.38% due 10/15/29
e
EUR 100,000 123,415
Velocity Vehicle Group LLC
8.00% due 6/1/29
e
125,000 118,756
Intralot Capital Luxembourg S.A.
6.75% due 10/15/31
e
EUR 100,000 116,969
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
CONSUMER, CYCLICAL - 21.2% (continued)
Motel One GmbH/Muenchen
7.75% due 4/2/31
e
EUR 90,000 $ 112,936
Amer Sports Co.
6.75% due 2/16/31
e
100,000 104,811
Vail Resorts, Inc.
6.50% due 5/15/32
e
100,000 103,775
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
6.63% due 5/1/32
e
100,000 100,841
Whirlpool Corp.
6.50% due 6/15/33 100,000 96,971
Penn Entertainment, Inc.
4.13% due 7/1/29
e
100,000 92,615
New Flyer Holdings, Inc.
9.25% due 7/1/30
e
75,000 80,612
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 3/15/33
e
75,000 76,686
Acushnet Co.
5.63% due 12/1/33
e
75,000 75,843
Lithia Motors, Inc.
5.50% due 10/1/30
e
75,000 75,298
VOC Escrow Ltd.
5.00% due 2/15/28
e
75,000 74,997
Asbury Automotive Group, Inc.
5.00% due 2/15/32
e
75,000 72,885
Somnigroup International, Inc.
3.88% due 10/15/31
e
75,000 70,102
Superior Plus, LP
4.25% due 5/18/28
e
CAD 75,000 53,692
QXO Building Products, Inc.
6.75% due 4/30/32
e
50,000 52,221
Caesars Entertainment, Inc.
6.50% due 2/15/32
e
25,000 25,611
Total Consumer, Cyclical 5,955,693
CONSUMER, NON-CYCLICAL - 15.3%
Tenet Healthcare Corp.
6.13% due 6/15/30 125,000 127,912
6.75% due 5/15/31 75,000 78,038
6.00% due 11/15/33
e
50,000 51,480
5.50% due 11/15/32
e
25,000 25,343
CPI CG, Inc.
10.00% due 7/15/29
e
255,000 270,177
AMN Healthcare, Inc.
6.50% due 1/15/31
e
250,000 250,047

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 51
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
CONSUMER, NON-CYCLICAL - 15.3% (continued)
Boost Newco Borrower LLC
7.50% due 1/15/31
e
200,000 $ 212,570
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
7.00% due 5/21/30
e
200,000 208,742
Bausch Health Companies, Inc.
4.88% due 6/1/28
e
225,000 201,375
Grifols S.A.
4.75% due 10/15/28
e
200,000 197,519
Williams Scotsman, Inc.
7.38% due 10/1/31
e
125,000 130,587
6.63% due 4/15/30
e
50,000 51,679
TriNet Group, Inc.
7.13% due 8/15/31
e
175,000 180,388
United Rentals North America,
Inc.
5.38% due 11/15/33
e
175,000 174,876
Carriage Services, Inc.
4.25% due 5/15/29
e
175,000 168,322
Darling Ingredients, Inc.
6.00% due 6/15/30
e
150,000 152,450
Graham Holdings Co.
5.63% due 12/1/33
e
150,000 151,443
Herc Holdings, Inc.
7.00% due 6/15/30
e
50,000 52,621
6.00% due 3/15/34
e
50,000 50,666
7.25% due 6/15/33
e
35,000 37,113
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
e
EUR 125,000 138,705
Performance Food Group, Inc.
6.13% due 9/15/32
e
125,000 128,863
Post Holdings, Inc.
4.63% due 4/15/30
e
75,000 73,032
6.50% due 3/15/36
e
50,000 50,068
Nidda Healthcare Holding GmbH
5.63% due 2/21/30
e
EUR 100,000 120,590
Sammontana Italia SpA
5.78% (3 Month EURIBOR +
3.75%, Rate Floor: 0.00%)
due 10/15/31
◊,e
EUR 100,000 118,601
Albertsons Companies,
Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons
LLC
6.25% due 3/15/33
e
100,000 102,798
ADT Security Corp.
5.88% due 10/15/33
e
100,000 101,239
Surgery Center Holdings, Inc.
7.25% due 4/15/32
e
100,000 101,147
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
CONSUMER, NON-CYCLICAL - 15.3% (continued)
Medline Borrower, LP
5.25% due 10/1/29
e
100,000 $ 100,541
Upbound Group, Inc.
6.38% due 2/15/29
e
82,000 80,771
Brink’s Co.
6.75% due 6/15/32
e
75,000 78,153
Block, Inc.
6.00% due 8/15/33
e
75,000 76,996
Acadia Healthcare Company,
Inc.
7.38% due 3/15/33
e
75,000 75,750
Central Garden & Pet Co.
4.13% due 4/30/31
e
75,000 70,749
Service Corp. International
5.75% due 10/15/32 50,000 50,887
DaVita, Inc.
4.63% due 6/1/30
e
50,000 48,619
Perrigo Finance Unlimited Co.
USD, 6.13% due 9/30/32 25,000 24,352
Total Consumer, Non-cyclical 4,315,209
INDUSTRIAL - 15.2%
TransDigm, Inc.
6.88% due 12/15/30
e
275,000 287,789
6.63% due 3/1/32
e
50,000 52,021
6.00% due 1/15/33
e
50,000 51,174
Enviri Corp.
5.75% due 7/31/27
e
275,000 275,148
Mauser Packaging Solutions
Holding Co.
7.88% due 4/15/30
e
175,000 173,619
9.25% due 4/15/30
e
100,000 96,000
Great Lakes Dredge & Dock
Corp.
5.25% due 6/1/29
e
275,000 268,207
Trinity Industries, Inc.
7.75% due 7/15/28
e
200,000 207,779
New Enterprise Stone & Lime
Company, Inc.
9.75% due 7/15/28
e
200,000 201,500
EnerSys
6.63% due 1/15/32
e
175,000 182,119
Waste Pro USA, Inc.
7.00% due 2/1/33
e
150,000 154,397
Clean Harbors, Inc.
6.38% due 2/1/31
e
150,000 154,369
Crown Americas LLC
5.88% due 6/1/33
e
150,000 153,420

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
52 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
INDUSTRIAL - 15.2% (continued)
JH North America Holdings, Inc.
5.88% due 1/31/31
e
150,000 $ 153,109
Standard Building Solutions, Inc.
6.50% due 8/15/32
e
75,000 77,214
5.88% due 3/15/34
e
75,000 75,219
Quikrete Holdings, Inc.
6.38% due 3/1/32
e
75,000 78,066
6.75% due 3/1/33
e
50,000 52,215
Advanced Drainage Systems,
Inc.
6.38% due 6/15/30
e
125,000 127,821
Builders FirstSource, Inc.
6.75% due 5/15/35
e
50,000 52,276
6.38% due 3/1/34
e
45,000 46,527
4.25% due 2/1/32
e
25,000 23,805
Biffa Group Holdings Ltd.
5.25% due 6/15/31
e
EUR 100,000 117,170
Clearwater Paper Corp.
4.75% due 8/15/28
e
125,000 116,875
EMRLD Borrower, LP / Emerald
Company-Issuer, Inc.
6.63% due 12/15/30
e
100,000 104,151
Sealed Air Corp/Sealed Air Corp.
US
7.25% due 2/15/31
e
100,000 104,134
Graphic Packaging International
LLC
6.38% due 7/15/32
e
100,000 101,867
GrafTech Finance, Inc.
4.63% due 12/23/29
e
130,000 96,525
Calderys Financing LLC
11.25% due 6/1/28
e
75,000 79,639
AmeriTex HoldCo Intermediate
LLC
7.63% due 8/15/33
e
75,000 79,024
Wrangler Holdco Corp.
6.63% due 4/1/32
e
75,000 78,617
Axon Enterprise, Inc.
6.25% due 3/15/33
e
75,000 78,025
Ball Corp.
5.50% due 9/15/33 75,000 76,454
Amsted Industries, Inc.
4.63% due 5/15/30
e
75,000 73,530
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 2/1/30
e
75,000 72,645
Enpro, Inc.
6.13% due 6/1/33
e
50,000 51,595
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
INDUSTRIAL - 15.2% (continued)
Brundage-Bone Concrete
Pumping Holdings, Inc.
7.50% due 2/1/32
e
50,000 $ 51,026
AAR Escrow Issuer LLC
6.75% due 3/15/29
e
25,000 25,871
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 4/1/32
e
25,000 25,630
Total Industrial 4,276,572
FINANCIAL - 13.2%
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
e
250,000 240,692
Nassau Companies of New York
7.88% due 7/15/30
e
225,000 214,764
Ardonagh Finco Ltd.
7.75% due 2/15/31
e
200,000 209,671
OneMain Finance Corp.
6.13% due 5/15/30 100,000 101,959
6.75% due 9/15/33 50,000 50,631
4.00% due 9/15/30 50,000 46,868
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/1/33
e
200,000 193,118
Jane Street Group / JSG
Finance, Inc.
7.13% due 4/30/31
e
75,000 78,807
6.13% due 11/1/32
e
50,000 50,878
4.50% due 11/15/29
e
50,000 49,243
UWM Holdings LLC
6.63% due 2/1/30
e
100,000 101,258
6.25% due 3/15/31
e
75,000 74,880
PennyMac Financial Services,
Inc.
7.88% due 12/15/29
e
100,000 106,405
6.75% due 2/15/34
e
50,000 51,686
Starwood Property Trust, Inc.
7.25% due 4/1/29
e
75,000 79,208
6.50% due 10/15/30
e
75,000 78,195
Focus Financial Partners LLC
6.75% due 9/15/31
e
150,000 154,218
Assurant, Inc.
7.00% due 3/27/48
◊,f
150,000 154,010
Hunt Companies, Inc.
5.25% due 4/15/29
e
150,000 146,424
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 6/15/31
e
125,000 130,935

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 53
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
FINANCIAL - 13.2% (continued)
United Wholesale Mortgage LLC
5.75% due 6/15/27
e
75,000 $ 75,200
5.50% due 4/15/29
e
50,000 49,642
Iron Mountain, Inc.
5.63% due 7/15/32
e
125,000 123,034
Kane Bidco Ltd.
5.78% (3 Month EURIBOR +
3.75%, Rate Floor: 0.00%)
due 7/15/32
◊,e
EUR 100,000 118,813
Aretec Group, Inc.
10.00% due 8/15/30
e
90,000 97,123
Kennedy-Wilson, Inc.
4.75% due 3/1/29 100,000 97,104
Hightower Holding LLC
9.13% due 1/31/30
e
75,000 79,446
Alliant Holdings Intermediate
LLC / Alliant Holdings
Company-Issuer
7.00% due 1/15/31
e
75,000 77,811
SLM Corp.
6.50% due 1/31/30 75,000 77,629
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/1/31
e
75,000 77,301
Walker & Dunlop, Inc.
6.63% due 4/1/33
e
75,000 76,944
Ryan Specialty LLC
5.88% due 8/1/32
e
75,000 76,633
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/1/30
e
75,000 76,500
HUB International Ltd.
5.63% due 12/1/29
e
50,000 49,992
7.38% due 1/31/32
e
25,000 26,239
Liberty Mutual Group, Inc.
4.30% due 2/1/61
e
100,000 66,447
USI, Inc.
7.50% due 1/15/32
e
50,000 52,404
Osaic Holdings, Inc.
6.75% due 8/1/32
e
50,000 52,231
Asurion LLC and Asurion
Company-Issuer, Inc.
8.00% due 12/31/32
e
50,000 51,881
Total Financial 3,716,224
ENERGY - 6.7%
CVR Energy, Inc.
5.75% due 2/15/28
e
182,000 179,466
8.50% due 1/15/29
e
75,000 77,088
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
ENERGY - 6.7% (continued)
Buckeye Partners, LP
3.95% due 12/1/26 175,000 $ 173,110
6.88% due 7/1/29
e
75,000 78,016
ITT Holdings LLC
6.50% due 8/1/29
e
250,000 239,913
Venture Global Plaquemines
LNG LLC
7.75% due 5/1/35
e
125,000 136,869
6.75% due 1/15/36
e
75,000 76,822
TransMontaigne Partners LLC
8.50% due 6/15/30
e
175,000 176,677
Sunoco, LP
7.25% due 5/1/32
e
75,000 79,300
4.63% due 5/1/30
e
75,000 72,861
Venture Global Calcasieu Pass
LLC
6.25% due 1/15/30
e
150,000 151,862
Venture Global LNG, Inc.
8.13% due 6/1/28
e
75,000 75,968
7.00% due 1/15/30
e
75,000 72,182
Global Partners, LP / GLP
Finance Corp.
8.25% due 1/15/32
e
100,000 105,328
7.13% due 7/1/33
e
25,000 25,456
Sunoco, LP / Sunoco Finance
Corp.
6.00% due 4/15/27 100,000 100,138
Hess Midstream Operations, LP
5.88% due 3/1/28
e
50,000 50,939
Total Energy 1,871,995
COMMUNICATIONS - 6.7%
CCO Holdings LLC / CCO
Holdings Capital Corp.
4.50% due 5/1/32 225,000 201,946
4.50% due 6/1/33
e
125,000 109,420
4.25% due 1/15/34
e
100,000 85,027
Vmed O2 UK Financing I plc
6.75% due 1/15/33
e
200,000 198,207
Sunrise FinCo I B.V.
4.88% due 7/15/31
e
200,000 190,500
CSC Holdings LLC
4.13% due 12/1/30
e
200,000 122,641
3.38% due 2/15/31
e
75,000 45,417
AMC Networks, Inc.
10.50% due 7/15/32
e
125,000 138,093
4.25% due 2/15/29 7,000 6,221
Match Group Holdings II LLC
3.63% due 10/1/31
e
150,000 137,639

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
54 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
COMMUNICATIONS - 6.7% (continued)
Cerved Group SpA
7.35% (3 Month EURIBOR +
5.25%, Rate Floor: 5.25%)
due 2/15/29
◊,e
EUR 125,000 $ 137,528
Altice France S.A.
6.50% due 4/15/32
e
134,767 129,199
McGraw-Hill Education, Inc.
8.00% due 8/1/29
e
100,000 101,048
7.38% due 9/1/31
e
25,000 26,376
Outfront Media Capital LLC /
Outfront Media Capital Corp.
4.25% due 1/15/29
e
100,000 97,389
7.38% due 2/15/31
e
25,000 26,461
Gen Digital, Inc.
6.25% due 4/1/33
e
75,000 77,342
Lamar Media Corp.
5.38% due 11/1/33
e
50,000 49,672
Total Communications 1,880,126
BASIC MATERIALS - 5.5%
Alumina Pty Ltd.
6.38% due 9/15/32
e
200,000 207,685
INEOS Finance plc
6.75% due 5/15/28
e
200,000 176,932
WR Grace Holdings LLC
6.63% due 8/15/32
e
125,000 126,596
4.88% due 6/15/27
e
49,000 48,849
Kaiser Aluminum Corp.
5.88% due 3/1/34
e
100,000 100,314
4.50% due 6/1/31
e
50,000 48,306
SK Invictus Intermediate II SARL
5.00% due 10/30/29
e
125,000 123,775
Carpenter Technology Corp.
5.63% due 3/1/34
e
120,000 121,887
Novelis Corp.
4.75% due 1/30/30
e
125,000 120,750
Compass Minerals International,
Inc.
6.75% due 12/1/27
e
60,000 59,998
8.00% due 7/1/30
e
50,000 52,317
Arsenal AIC Parent LLC
8.00% due 10/1/30
e
100,000 106,116
Commercial Metals Co.
6.00% due 12/15/35
e
75,000 76,887
Perimeter Holdings LLC
6.25% due 1/15/34
e
75,000 74,507
Minerals Technologies, Inc.
5.00% due 7/1/28
e
75,000 74,250
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.7% (continued)
BASIC MATERIALS - 5.5% (continued)
Illuminate Buyer LLC / Illuminate
Holdings IV, Inc.
9.00% due 7/1/28
e
22,000 $ 22,030
Mirabela Nickel Ltd.
due 6/24/19
a,g,h
390,085 975
Total Basic Materials 1,542,174
TECHNOLOGY - 3.3%
Dye & Durham Ltd.
8.63% due 4/15/29
e
200,000 188,622
Capstone Borrower, Inc.
8.00% due 6/15/30
e
175,000 180,245
Cloud Software Group, Inc.
6.63% due 8/15/33
e
150,000 148,659
TeamSystem SpA
5.53% (3 Month EURIBOR +
3.50%, Rate Floor: 3.50%)
due 7/31/31
◊,e
EUR 100,000 118,315
Amentum Holdings, Inc.
7.25% due 8/1/32
e
100,000 105,408
Fair Isaac Corp.
6.00% due 5/15/33
e
100,000 102,715
Xerox Corp.
10.25% due 10/15/30
e
100,000 95,675
Total Technology 939,639
UTILITIES - 0.6%
Terraform Global Operating, LP
6.13% due 3/1/26
e
162,000 160,847
Total Corporate Bonds
(Cost $24,806,935) 24,658,479
SENIOR FLOATING RATE INTERESTS - 6.0%
CONSUMER, NON-CYCLICAL - 2.4%
Scribeamerica LLC
10.25% due 4/3/25
◊,a
187,079 129,084
Blue Ribbon LLC
10.13% (3 Month Term SOFR
+ 6.00%, Rate Floor: 0.75%)
due 5/8/28
◊
78,750 50,991
7.86% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%) (in-
kind rate was 4.00%), (WAC)
due 5/8/28
◊,a
31,094 30,472
American Auto Auction Group
LLC
8.17% (3 Month Term SOFR +
4.50%) due 5/22/32
◊
74,438 72,976
Secretariat Advisors LLC
7.67% (3 Month Term SOFR +
4.00%) due 2/28/32
◊
66,433 66,475

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 55
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 6.0% (continued)
CONSUMER, NON-CYCLICAL - 2.4% (continued)
Ingenovis Health, Inc.
8.33% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 3/6/28
◊
243,287 $ 65,079
Weight Watchers International
Holdings, Ltd.
10.49% (3 Month Term SOFR
+ 6.80%, Rate Floor: 0.50%)
due 6/24/30
◊
71,840 62,963
Womens Care Holdings, Inc.
8.44% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 1/15/28
◊
61,103 56,902
Transnetwork LLC
8.42% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
49,370 46,655
Midwest Physician
Administrative Services
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 3/12/28
◊
46,017 41,658
Balrog Acquisition, Inc.
8.33% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 9/5/28
◊,a
48,750 40,462
Total Consumer, Non-cyclical 663,717
INDUSTRIAL - 1.8%
Graftech Finance, Inc.
9.86% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
135,903 137,885
Michael Baker International LLC
7.84% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/1/28
◊
96,904 97,025
Azuria Water Solutions, Inc.
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 5/17/28
◊
71,898 72,168
Engineering Research &
Consulting LLC
8.67% (3 Month Term SOFR +
5.00%) due 8/29/31
◊,a
74,250 51,975
STS Operating, Inc.
7.82% (1 Month Term SOFR +
4.00%) due 3/25/31
◊
49,125 49,064
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 6.0% (continued)
INDUSTRIAL - 1.8% (continued)
Pelican Products, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
52,756 $ 47,546
Mannington Mills, Inc.
8.42% (3 Month Term SOFR +
4.75%) due 3/7/32
◊
46,653 46,186
Total Industrial 501,849
TECHNOLOGY - 0.9%
DS Admiral Bidco LLC
7.92% (3 Month Term SOFR +
4.25%) due 6/26/31
◊
143,210 140,346
Modena Buyer LLC
8.09% (3 Month Term SOFR +
4.25%) due 7/1/31
◊
74,250 73,786
Planview Parent, Inc.
7.17% (3 Month Term SOFR +
3.50%) due 12/17/27
◊
54,177 51,823
Total Technology 265,955
CONSUMER, CYCLICAL - 0.8%
Petsmart LLC
7.73% (1 Month Term SOFR +
4.00%) due 8/9/32
◊
144,000 143,235
SGH2 LLC
8.17% (3 Month Term SOFR +
4.50%) due 7/19/32
◊
49,875 50,000
Asphalt Atd Holdco LLC
11.30% (3 Month Term SOFR
+ 7.00%) (in-kind rate was
4.00%) due 2/28/30
◊,a
34,036 30,632
Total Consumer, Cyclical 223,867
COMMUNICATIONS - 0.1%
Xplore, Inc.
6.00% (1 Month Term SOFR +
1.50%) due 10/24/31
◊
29,232 17,539
5.33% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊
8,452 7,833
Total Communications 25,372
Total Senior Floating Rate Interests
(Cost $1,954,824) 1,680,760
Total Investments - 97.9%
(Cost $28,686,616)
$ 27,512,723
Other Assets & Liabilities, net - 2.1% 592,390
Total Net Assets - 100% $ 28,105,113
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
56 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
See Sector Classification in Other Information section.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of December 31, 2025.
e
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $22,756,725 (cost $22,581,667), or 81.0% of total net assets.
f
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $975 (cost
$353,909), or 0.0% of total net assets - See Note 10 .
h
Security is in default of interest and/or principal obligations.
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc EUR Sell 1,360,000 1,601,434 USD 1/15/26 $ 2,182
Morgan Stanley & Co. LLC EUR Sell 105,000 123,552 USD 1/15/26 80
Morgan Stanley & Co. LLC EUR Buy 10,000 11,766 USD 1/15/26 (7)
Morgan Stanley & Co. LLC CAD Sell 78,000 56,751 USD 1/15/26 (123)
JP Morgan Chase Bank, N.A. GBP Sell 152,000 203,967 USD 1/15/26 (877)
$ 1,255
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 41,076 $ 56,227 $ 114,584 $ 211,887
Preferred Stocks 50,020 263,014 45 313,079
Rights — — 2 2
Money Market Funds 648,516 — — 648,516
Corporate Bonds — 24,657,504 975 24,658,479
Senior Floating Rate Interests — 1,351,480 329,280 1,680,760
Forward Foreign Currency Exchange Contracts
a
— 2,262 — 2,262
Unfunded loan commitments ( Note 9 )
a
— — 1,176 1,176
Total Assets $ 739,612 $ 26,330,487 $ 446,062 $ 27,516,161
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 1,007 $ — $ 1,007

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 57
SEE NOTES TO FINANCIAL STATEMENTS.
Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended December 31, 2025, the Fund had securities with a total value of
$159,556 transfer into Level 3 from Level 2 due to a lack of observable inputs and and did not have any securities to transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2025:
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Common Stocks $ 95,821 Third Party Pricing Vendor Price — —
Common Stocks 16,613 Model Price Purchase Price — —
Common Stocks 1,505 Model Price Liquidation Value — —
Common Stocks 645 Enterprise Value Valuation Multiple 1.8x-8.8x 1.8x
Corporate Bonds 975 Third Party Pricing Broker Quote — —
Preferred Stocks 43 Model Price Purchase Price — —
Preferred Stocks 2 Model Price Liquidation Value — —
Rights 2 Model Price Purchase Price — —
Rights —
b
Model Price Liquidation Value — —
Senior Floating Rate Interests 298,648 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 30,632 Model Price Purchase Price — —
Unfunded loan commitments 1,176 Model Price Purchase Price — —
Total Assets $ 446,062
a
Inputs are weighted by the fair value of the instruments.
b
Includes securities with a market value of $0.

SCHEDULE OF INVESTMENTS
(continued)
SERIES P (HIGH YIELD SERIES)
December 31, 2025
58 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
Assets
Corporate
Bonds
Senior
Floating
Rate
Interests
Common
Stocks
Preferred
Stocks Rights
Unfunded
Loan
Commitments
Total
Assets
Beginning Balance
$ 1,950 $ 547,502 $ 11,477 $ 3 $ — $ 3,691 $ 564,623
Purchases/(Receipts) — 43,715 223,416 — — — 267,131
(Sales, maturities and paydowns)/Fundings — (152,280) (708) — — (7,312) (160,300)
Amortization of premiums/discounts — 5,504 — — — — 5,504
Corporate actions — (196,744) — — — — (196,744)
Total realized gains (losses) included in
earnings — (127,631) (1,427) — — — (129,058)
Total change in unrealized appreciation
(depreciation) included in earnings (975) 49,658 (118,174) 42 2 4,797 (64,650)
Transfers into Level 3 — 159,556 — — — — 159,556
Ending Balance $ 975 $ 329,280 $ 114,584 $ 45 $ 2 $ 1,176 $ 446,062
Net change in unrealized appreciation
(depreciation) for investments in Level 3
securities still held at December 31, 2025 $ (975) $ (36,902) $ (120,218) $ 42 $ 2 $ 4,797 $ (153,254)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/24 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Common Stocks
BP Holdco LLC* $ 634 $ — $ — $ — $ (206) $ 428 523 $ —
* Non-income producing security.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 59
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
SERIES P (HIGH YIELD SERIES)
December 31, 2025
ASSETS:
Investments in unaffiliated issuers, at value (cost $28,686,431) $ 27,512,295
Investments in affiliated issuers, at value (cost $185) 428
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 1,176
Cash 8,612
Unrealized appreciation on forward foreign currency exchange contracts 2,262
Prepaid expenses 5,507
Receivables:
Interest 436,742
Investments sold 370,482
Due from Investment Adviser 7,937
Foreign tax reclaims 2,884
Dividends 922
Total assets 28,349,247
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts 1,007
Payable for:
Investments purchased 149,630
Professional fees 41,363
Investment advisory fees 13,974
Distribution and service fees 5,976
Fund shares redeemed 4,877
Trustees’ fees and expenses* 4,627
Transfer agent fees 2,109
Administration fees 382
Fund accounting 109
Other liabilities 20,080
Total liabilities
244,134
NET ASSETS $ 28,105,113
NET ASSETS CONSIST OF:
Paid-in capital $ 38,302,964
Total distributable earnings (loss) (10,197,851)
Net assets $ 28,105,113
Capital shares outstanding 1,136,027
Net asset value per share $ 24 .74
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

60 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
SERIES P (HIGH YIELD SERIES)
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 6,886
Interest from securities of unaffiliated issuers (net of foreign withholding tax of
$556) 2,033,257
Total investment income 2,040,143
EXPENSES:
Investment advisory fees 175,222
Distribution and service fees 73,009
Transfer agent fees 24,949
Professional fees 84,321
Trustees’ fees and expenses* 42,257
Custodian fees 14,277
Administration fees 10,158
Line of credit fees 1,085
Interest expense 446
Fund accounting fees 109
Miscellaneous 31,994
Recoupment of previously waived fees 9
Total expenses 457,836
Less:
Expenses reimbursed by Adviser (143,551)
Expenses waived by Adviser (9,484)
Earnings credits applied (462)
Total waived/reimbursed expenses (153,497)
Net expenses 304,339
Net investment income 1,735,804
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (826,363)
Forward foreign currency exchange contracts (82,959)
Foreign currency transactions (998)
Net realized loss (910,320)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 1,103,401
Investments in affiliated issuers (206)
Forward foreign currency exchange contracts (11,072)
Foreign currency translations 471
Net change in unrealized appreciation (depreciation) 1,092,594
Net realized and unrealized gain 182,274
Net Increase in net assets resulting from operations $ 1,918,078
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 61
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
SERIES P (HIGH YIELD SERIES)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 1,735,804 $ 1,986,330
Net realized loss on investments (910,320) (468,099)
Net change in unrealized appreciation (depreciation) on investments 1,092,594 871,480
Net increase in net assets resulting from operations 1,918,078 2,389,711
Distributions to shareholders (2,006,525) (1,935,296)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares 6,951,780 4,347,900
Distributions reinvested 2,006,525 1,935,296
Cost of shares redeemed (11,517,358) (9,170,777)
Net decrease from capital share transactions (2,559,053) (2,887,581)
Net decrease in net assets (2,647,500) (2,433,166)
NET ASSETS:
Beginning of year 30,752,613 33,185,779
End of year $ 28,105,113 $ 30,752,613
CAPITAL SHARE ACTIVITY:
Shares sold 277,496 176,348
Shares issued from reinvestment of distributions 83,189 80,671
Shares redeemed (463,276) (371,486)
Net decrease in shares (102,591) (114,467)

62 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
SERIES P (HIGH YIELD SERIES)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Year
Ended
12/31/2025
Year
Ended
12/31/2024
Year
Ended
12/31/2023
Year
Ended
12/31/2022
Year
Ended
12/31/2021
Per Share Data
Net asset value, beginning of period $24.83 $24.53 $23.21 $27.55 $27.49
Income (loss) from investment operations:
Net investment income (loss)
a
1.48 1.53 1.47 1.28 1.30
Net gain (loss) on investments (realized and unrealized) 0.17 0.30 1.25 (3.95) 0.18
Total from investment operations 1.65 1.83 2.72 (2.67) 1.48
Less distributions from:
Net investment income (1.74) (1.53) (1.40) (1.67) (1.42)
Total distributions (1.74) (1.53) (1.40) (1.67) (1.42)
Net asset value, end of period $24.74 $24.83 $24.53 $23.21 $27.55
Total Return
b
6.84% 7.63% 12.02% (9.70)% 5.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $28,105 $30,753 $33,186 $32,318 $44,592
Ratios to average net assets:
Net investment income (loss) 5.94% 6.18% 6.23% 5.19% 4.70%
Total expenses
c
1.57% 1.32% 1.34% 1.28% 1.28%
Net expenses
d
1.04% 1.06% 1.08% 1.07% 1.08%
Portfolio turnover rate 47% 44% 39% 33% 76%
Supplemental Ratio to average net assets of:
Net expenses, excluding expenses excluded from the expense
limitation agreement 1.04% 1.04% 1.05% 1.05% 1.06%
Acquired fund fees and expenses
e
0.00%
*
— — — —
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
e
Ratio of fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies to average net assets. The ratios of total expenses to average net assets applicable to common shares do not reflect these fees.
*
Less than 0.01%.

NOTES TO FINANCIAL STATEMENTS
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 63
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and
Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At December 31, 2025, the Trust consisted of three Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
This report covers the following Funds:
Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name
Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”)
serves as the distributor for the Trust. GI and GFD are affiliated entities.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
The net asset value per share (“NAV”) of each fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities by the number of outstanding shares of that Fund on the specified date.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Fund Name Investment Company Type
Series E (Total Return Bond Series) Diversified
Series F (Floating Rate Strategies Series) Diversified
Series P (High Yield Series) Diversified

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
64 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary
Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and closed-end investment companies are generally valued at the last quoted sale price.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 65
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the
Funds determine their NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
66 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’
Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation.
The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’
Statements of Operations, even though principal is not received until maturity.
(c) Senior Floating Rate Interests and Loan Investments
Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or
(iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’
Schedules of Investments.
The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i)
imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.
(d) Interest on When-Issued Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 67
date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.
(e) Options
Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.
When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.
(f) Futures Contracts
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(g) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.
Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
68 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
(h) Forward Foreign Currency Exchange Contracts
The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
(i) Currency Translations
The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.
The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
(j) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of December 31,
2025, no additional provisions for income tax are required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal
Revenue Service, state departments of revenue and by foreign tax authorities. During the year ended December 31,
2025, cash paid for income taxes in foreign jurisdictions, net of refunds received, if any, was immaterial to the Funds.
(k) Security Transactions
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 69
the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.
Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.
(l) Distributions
Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.
Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.
(m) Expenses
Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.
(n) Earnings Credits
Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances.
These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended December 31, 2025, are disclosed in the Funds’ Statements of Operations.
(o) Cash
The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.72% at December 31, 2025.
(p) Indemnifications
Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
(q) Special Purpose Acquisition Companies
The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
70 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A
SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions.
Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the
Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Financial Statements.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds utilized derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Speculation: the use of an instrument to express macro-economic and other investment views.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 71
investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:
jn
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
The following table represents the Funds’ use and volume of call/put options written on a monthly basis:
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities;
securities held as collateral are noted on the Funds’ Schedules of Investments.
The following table represents the Funds’ use and volume of futures on a monthly basis:
Average Notional Amount
Fund Use Call Put
Series E (Total Return Bond Series) Duration, Hedge, Speculation $ 12,590,300 $ 16,019,391
Average Notional Amount
Fund Use Call Put
Series E (Total Return Bond Series) Duration, Hedge, Income $ 17,767,142 $ 12,460,579
Average Notional Amount
Fund Use Long Short
Series E (Total Return Bond Series) Duration, Hedge $ 1,187,356 $ —
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
72 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
The following table represents the Funds’ use and volume of total return swaps on a monthly basis:
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on
Average Notional Amount
Fund Use Long Short
Series E (Total Return Bond Series) Index Exposure $ 175,987 $ —
Average Notional Amount
Fund Use Pay Floating Rate Receive Floating Rate
Series E (Total Return Bond Series) Duration $ 49,090,591 $ 175,000
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 73
a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:
Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities
as of December 31, 2025:
Average Notional Amount
Fund Use Protection Sold Protection Purchased
Series E (Total Return Bond
Series) Hedge, Index Exposure, Income, Speculation $ 132,506 $ 3,098,282
Average Value
Fund Use Purchased Sold
Series E (Total Return Bond Series) Hedge $ 51,041 $ 170,300
Series F (Floating Rate Strategies
Series) Hedge 24,844 274,513
Series P (High Yield Series) Hedge 1,807 1,310,875
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
74 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at
December 31, 2025:
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended December 31, 2025:
Derivative Investment Type Asset Derivatives Liability Derivatives
Currency forward contracts Unrealized appreciation on forward foreign currency exchange contracts
Unrealized depreciation on forward
foreign currency exchange contracts
Credit/Equity/Interest rate swap agreements Variation margin on credit default swap agreements
Variation margin on interest rate swap
agreements
Unamortized upfront premiums received
on OTC swap agreements
Unrealized depreciation on OTC swap
agreements
Interest rate option contracts Investments in unaffiliated issuers, at value Options written, at value
Asset Derivative Investments Value
Fund
Swaps
Interest
Rate
Risk
1
Swaps
Credit
Risk
1
Options
Written
Interest
Rate Risk
Options
Purchased
Foreign
Currency
Exchange
Risk
Options
Purchased
Interest
Rate
Risk
Forward
Foreign
Currency
Exchange
Risk
Total Value at
December 31,
2025
Series E (Total Return Bond Series)
$ 138,404 $ — $ — $ 1,182 $ 96,661 $ 272 $ 236,519
Series F (Floating Rate Strategies Series)
— — — — — 197 197
Series P (High Yield Series)
— — — — — 2,262 2,262
Liability Derivative Investments Value
Fund
Swaps
Interest
Rate
Risk
1
Swaps
Credit
Risk
1
Options
Written
Interest
Rate Risk
Options
Purchased
Foreign
Currency
Exchange
Risk
Options
Purchased
Interest
Rate
Risk
Forward
Foreign
Currency
Exchange
Risk
Total Value at
December 31,
2025
Series E (Total Return Bond Series)
$ 149,920 $ 31,698 $ 65,937 $ — $ — $ 647 $ 248,202
Series F (Floating Rate Strategies Series)
— — — — — 48 48
Series P (High Yield Series)
— — — — — 1,007 1,007
1
Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’
Statements of Assets and Liabilities.
Derivative Investment Type Location of Gain (Loss) on Derivatives
Currency/Equity/Interest rate futures contracts Net realized gain (loss) on futures contracts
Currency forward contracts Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Credit/Foreign currency/Interest rate option contracts Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Credit/Equity/Interest rate swap agreements Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 75
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended December 31, 2025:
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly,
Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund
Swaps
Interest
Rate
Risk
Swaps
Credit
Risk
Futures
Interest
Rate
Risk
Options
Written
Interest
Rate
Risk
Options
Purchased
Interest
Rate
Risk
Options
Purchased
Foreign
Currency
Exchange
Risk
Forward
Foreign
Currency
Exchange
Risk Total
Series E (Total Return Bond
Series)
$ 18,568 $ (32,005) $ 51,254 $ 52,847 $ (58,235) $ — $ (4,874) $ 27,555
Series F (Floating Rate
Strategies Series)
— — — — — — (20,893) (20,893)
Series P (High Yield Series)
— — — — — — (82,959) (82,959)
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements
of Operations
Fund
Swaps
Interest
Rate
Risk
Swaps
Credit
Risk
Futures
Interest
Rate
Risk
Options
Written
Interest
Rate
Risk
Options
Purchased
Interest
Rate
Risk
Options
Purchased
Foreign
Currency
Exchange
Risk
Forward
Foreign
Currency
Exchange
Risk Total
Series E (Total Return Bond
Series)
$ 649,047 $ (30,414) $ — $ 72,256 $ (27,584) $ (83,253) $ (2,319) $ 577,733
Series F (Floating Rate
Strategies Series)
— — — — — — (5,062) (5,062)
Series P (High Yield Series)
— — — — — — (11,072) (11,072)
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
76 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Note 3 ‒ Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the
Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the
Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 77
The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments and other instruments as of December 31, 2025.
Note 4 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Assets
a
Gross
Amounts
Offset in the
Statements
of Assets and
Liabilities
Net Amount
of Assets
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Received
Net
Amount
Series E (Total
Return Bond Series)
Forward Foreign
Currency Exchange
Contracts $ 272 $ — $ 272 $ — $ — $ 272
Interest Rate
Swaptions
Purchased 48,349 — 48,349 (36,463) — 11,886
Options Purchased 1,182 — 1,182 — — 1,182
Series F (Floating
Rate Strategies
Series)
Forward Foreign
Currency Exchange
Contracts 197 — 197 — — 197
Series P (High Yield
Series)
Forward Foreign
Currency Exchange
Contracts 2,262 — 2,262 (80) — 2,182
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Liabilities
a
Gross
Amounts
Offset in the
Statements
of Assets and
Liabilities
Net Amount
of Assets
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Net
Amount
Series E (Total
Return Bond Series)
Credit Default Swap
Agreements $ 20,039 $ — $ 20,039 $ — $ — $ 20,039
Forward Foreign
Currency Exchange
Contracts 647 — 647 — — 647
Interest Rate
Swaptions Written 39,575 — 39,575 (36,463) — 3,112
Series F (Floating
Rate Strategies
Series)
Forward Foreign
Currency Exchange
Contracts 48 — 48 — — 48
Series P (High Yield
Series)
Forward Foreign
Currency Exchange
Contracts 1,007 — 1,007 (80) — 927
a
Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.
Fund Counterparty Asset Type Cash Pledged Cash Received
Series E (Total Return Bond
Series) Morgan Stanley TBA securities $ — $ 37,432
Note 3 ‒ Offsetting (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
78 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the
Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 5 ‒ Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the
Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:
Note 4 ‒ Fair Value Measurement (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 79
GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.
The Board has adopted a separate Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940
Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.
Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:
GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At December 31, 2025, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended December 31, are presented in the following table:
For the period ended December 31, 2025, GI recouped amounts from the Funds as follows:
Fund
Management Fees
(as a % of Net Assets)
Series E (Total Return Bond Series) 0.39%
Series F (Floating Rate Strategies Series) 0.65%
1
Series P (High Yield Series) 0.60%
1
The Series F management fee is subject to a 0.05% reduction on assets over $5 billion.
Limit
Effective
Date
Contract
End Date
Series E (Total Return Bond Series) 0.77%
1
12/15/25 05/01/27
Series F (Floating Rate Strategies Series) 1.11%
1
12/15/25 05/01/27
Series P (High Yield Series) 1.03%
1
12/15/25 05/01/27
1
Prior to December 15, 2025, the expense limits for Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series) and
Series P (High Yield Series) were 0.81%, 1.15% and 1.07%, respectively.
Fund 2026 2027 2028 Total
Series E (Total Return Bond Series) $ 21,638 $ 11,177 $ 221,334 $ 254,149
Series F (Floating Rate Strategies Series) 36,293 39,301 173,780 249,374
Series P (High Yield Series) 72,179 73,307 153,044 298,530
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
80 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended December 31, 2025, the following Funds waived fees related to investments in affiliated funds:
Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.
The Bank of New York Mellon Corp. ("BNY") serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to December 15, 2025, MUFG Investor Services (US), LLC (“MUIS”) served as the Funds’
administrator and accounting agent. Subsequent to the Funds’ year end, effective February 23, 2026, BNY replaced
MUIS as the Funds’ transfer agent. As administrator, transfer agent and accounting agent, BNY maintains the books and records of the Funds’ securities and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, BNY is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent and custodian services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.
Note 6 ‒ Reverse Repurchase Agreements
Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the
Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
For the year ended December 31, 2025, the following Funds entered into reverse repurchase agreements:
Note 7 ‒ Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended(the
“Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.
Series E (Total Return Bond Series) $ 9,059
Series P (High Yield Series) 9
Fund Amount Waived
Series F (Floating Rate Strategies Series) $ 13,804
Fund
Number of Days
Outstanding
Balance at
December 31, 2025
Average Balance
Outstanding
Average Interest
Rate
Series E (Total Return Bond Series) 111 $ —* $ 7,997,167 4.57%
Series P (High Yield Series) 5 —* 687,063 4.70
* As of December 31, 2025, the Funds had no open reverse repurchase agreements.
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 81
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’
U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
The tax components of distributable earnings/(loss) as of December 31, 2025 were as follows:
For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of December 31, 2025, capital loss carryforwards for the Funds were as follows:
For the year ended December 31, 2025, no capital loss carryforward amounts were utilized.
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Series E (Total Return Bond Series) $7,171,232 $— $7,171,232
Series F (Floating Rate Strategies Series) 4,619,364 — 4,619,364
Series P (High Yield Series) 2,006,525 — 2,006,525
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Series E (Total Return Bond Series) $6,087,264 $— $6,087,264
Series F (Floating Rate Strategies Series) 4,453,819 — 4,453,819
Series P (High Yield Series) 1,935,296 — 1,935,296
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Net Unrealized
Appreciation
(Depreciation)
Accumulated
Capital and
Other Losses Total
Series E (Total Return Bond Series) $7,909,538 $— $(4,614,984) $(19,380,786) $(16,086,232)
Series F (Floating Rate Strategies Series) 3,315,323 — (1,539,616) (6,285,719) (4,510,012)
Series P (High Yield Series) 1,736,657 — (1,176,881) (10,757,627) (10,197,851)
Unlimited
Fund Short-Term Long-Term
Total
Capital Loss
Carryforward
Series E (Total Return Bond Series) $(7,767,446) $(11,577,573) $(19,345,019)
Series F (Floating Rate Strategies Series) (698,612) (5,587,109) (6,285,721)
Series P (High Yield Series) (91,513) (10,666,114) (10,757,627)
Note 7 ‒ Federal Income Tax Information (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
82 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in partnerships,
CLO securities, and swap agreements, foreign currency gains and losses, losses deferred due to wash sales, income accruals on certain investments, and income recharacterization from certain investments. Additional differences may result from the tax treatment of bond premium/discount amortization, the “mark-to-market” of certain derivatives, and the deferral of losses related to tax straddle investments. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.
There were no adjustments made on the Statements of Assets and Liabilities as of December 31, 2025 for permanent book/tax differences.
At December 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:
Note 8 ‒ Securities Transactions
For the year ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:
For the year ended December 31, 2025, the cost of purchases and proceeds from sales of government securities were as follows:
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended December 31, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.
Note 9 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31,
2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.
Fund
Tax
Cost
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Net Tax
Unrealized
Appreciation/
(Depreciation)
Series E (Total Return Bond Series) $236,762,777 $4,202,291 $(8,821,841) $(4,619,550)
Series F (Floating Rate Strategies Series) 49,314,986 249,784 (1,789,400) (1,539,616)
Series P (High Yield Series) 28,691,026 724,213 (1,901,096) (1,176,883)
Fund Purchases Sales
Series E (Total Return Bond Series) $79,547,708 $74,349,184
Series F (Floating Rate Strategies Series) 25,757,109 32,146,216
Series P (High Yield Series) 13,349,667 16,740,869
Fund Purchases Sales
Series E (Total Return Bond Series) $29,554,369 $16,123,637
Note 7 ‒ Federal Income Tax Information (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 83
The unfunded loan commitments as of December 31, 2025, were as follows:
Fund Borrower Maturity Date Par
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Series E (Total
Return Bond
Series)
Awayday LLC 05/02/32 36,111 $ 35,765 $ 35,761 $ (4)
Datix Bidco, Ltd. 10/30/30 18,050 15,768 18,051 2,283
Datix Bidco, Ltd. 04/30/31 22,000 22,000 22,000 —
Higginbotham Insurance
Agency, Inc. 06/11/31 34,695 34,609 34,521 (88)
Liquid Tech Solutions Holdings
LLC 10/03/32 9,288 9,243 9,311 68
MB2 Dental Solutions LLC 02/13/31 8,200 7,205 7,451 246
MB2 Dental Solutions LLC 06/04/26 22,460 22,253 22,296 43
$ 2,548
Series F
(Floating Rate
Strategies
Series)
Azuria Water Solutions, Inc. 05/17/28 27,922 27,667 28,027 360
Citrin Cooperman Advisors LLC 04/01/32 4,545 4,500 4,557 57
Graftech Finance, Inc. 12/21/29 16,254 16,254 16,491 237
Liquid Tech Solutions Holdings
LLC 10/03/32 19,040 18,948 19,088 140
Secretariat Advisors LLC 02/27/32 16,627 16,547 16,637 90
$ 884
Series P (High
Yield Series)
Graftech Finance, Inc. 12/21/29 77,659 77,659 78,791 1,132
Secretariat Advisors LLC 02/27/32 8,065 8,026 8,070 44
$ 1,176
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
Note 9 ‒ Unfunded Loan Commitments  (continued)

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
84 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
Note 10 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Note 11 ‒ Line of Credit
The Trust, along with other affiliated trusts, secured a 364-day committed, $1,115,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 26, 2025, at which time the line of credit was renewed as a 364-day committed, $1,190,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.
The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the year ended December 31, 2025.
Note 12 ‒ Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.
Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant
Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is
Fund Restricted Securities Acquisition Date Cost Value
Series E (Total Return Bond Series)
Copper River CLO Ltd.
2006-1A, due 1/20/2021
a
05/09/14 $ — $ 60
Nassau LLC
2019-1, 3.98% due 8/15/2034 08/16/19 59,561 53,577
$ 59,561 $ 53,637
Series P (High Yield Series)
Mirabela Nickel Ltd.
due 6/24/2019
b
12/31/13 $ 353,909 $ 975
a
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
b
Security is in default of interest and/or principal obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 85
consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s
Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.
Note 13 ‒ Recent Accounting Pronouncements
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—
Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 14 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 15 ‒ Subsequent Events
The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.
Note 12 ‒ Segment Reporting (continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
86 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
To the Shareholders and the Board of Trustees of Guggenheim Variable Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Guggenheim Variable Funds Trust (the
“Trust”) (comprising Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series) and Series P (High
Yield Series), (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds constituting Guggenheim Variable Funds Trust at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent, brokers, and paying agents; when replies were not received from brokers or paying agents, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Guggenheim investment companies since 1979.
Tysons, Virginia
February 27, 2026

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 87
OTHER INFORMATION (Unaudited)
Federal Income Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.
The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:
Of the taxable ordinary income distributions paid during the fiscal year ended December 31, 2025, the following Funds had the corresponding percentages qualify for the dividends received deduction for corporations.
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.
gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling
800.820.0888.
Fund
Dividend
Received
Deduction
Series E (Total Return Bond Series) 0.17%
Series P (High Yield Series) 0.26%

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES
88 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
Note: This is not applicable for any fund included in this document.

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 89
Note: This is not applicable for any fund included in this document.

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
90 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT
The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT
THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 91
Note: This is not applicable for any fund included in this document.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	March 6, 2026

*	Print the name and title of each signing officer under his or her signature.